N-6	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
Entity Central Index Key	0000948972
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES

CHARGES FOR EARLY WITHDRAWALS

Upon complete surrender or lapse of a Contract issued on or after January 1, 2020, during the first 10 Contract Years (or 10 Contract Years following an increase in the Specified Amount) a surrender charge will be deducted. No surrender charge applies in the 11th Contract Year for Contracts issued on or after January 1, 2020 (or following an increase in the Specified Amount).

Upon complete surrender or lapse of a Contract issued before January 1, 2020, during the first 15 Contract years (or 15 Contract Years after an increase in the Specified Amount), a surrender charge will be deducted. No surrender charge applies in the 16th Contract Year for Contracts issued before January 1, 2020 (or following an increase in the Specified Amount).

The maximum surrender charge is up to 4.8% of the Specified Amount.

For example, the full surrender or lapse of a Contract with a Specified Amount of $100,000 would be subject to a maximum surrender charge of $4,800.

Reference Surrender Charge

TRANSACTION CHARGES

In addition to surrender charges, you may be charged for other transactions such as a premium expense charge which covers state and local taxes as well as related administrative expenses, a transfer processing fee which applies after six transfers in a Contract Year, an administrative fee of up to $25.00 for partial surrenders.

Reference Charges and Deductions

ONGOING FEES AND EXPENSES (ANNUAL CHARGES)

In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Contract, any net loan interest charges, and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.

Investing in the Subaccounts will also bear expenses associated with the Portfolio Companies, as shown in the following table

	Annual Fee	Minimum	Maximum
	Investment options (Portfolio Company fees and expenses)	0.26%	1.34%
	Reference Appendix A - Portfolio Companies Available Under the Contract

Charges for Early Withdrawals [Text Block]

CHARGES FOR EARLY WITHDRAWALS

Upon complete surrender or lapse of a Contract issued on or after January 1, 2020, during the first 10 Contract Years (or 10 Contract Years following an increase in the Specified Amount) a surrender charge will be deducted. No surrender charge applies in the 11th Contract Year for Contracts issued on or after January 1, 2020 (or following an increase in the Specified Amount).

Upon complete surrender or lapse of a Contract issued before January 1, 2020, during the first 15 Contract years (or 15 Contract Years after an increase in the Specified Amount), a surrender charge will be deducted. No surrender charge applies in the 16th Contract Year for Contracts issued before January 1, 2020 (or following an increase in the Specified Amount).

The maximum surrender charge is up to 4.8% of the Specified Amount.

For example, the full surrender or lapse of a Contract with a Specified Amount of $100,000 would be subject to a maximum surrender charge of $4,800.

Reference Surrender Charge

Surrender Charge (of Purchase Payments) Maximum [Percent]	4.80%
Surrender Charge Example Maximum [Dollars]	$ 4,800
Transaction Charges [Text Block]

TRANSACTION CHARGES

In addition to surrender charges, you may be charged for other transactions such as a premium expense charge which covers state and local taxes as well as related administrative expenses, a transfer processing fee which applies after six transfers in a Contract Year, an administrative fee of up to $25.00 for partial surrenders.

Reference Charges and Deductions

Ongoing Fees and Expenses [Table Text Block]

ONGOING FEES AND EXPENSES (ANNUAL CHARGES)

In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Contract, any net loan interest charges, and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.

Investing in the Subaccounts will also bear expenses associated with the Portfolio Companies, as shown in the following table

	Annual Fee	Minimum	Maximum
	Investment options (Portfolio Company fees and expenses)	0.26%	1.34%
	Reference Appendix A - Portfolio Companies Available Under the Contract

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.26%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.34%
Risks [Table Text Block]

RISKS
RISK OF LOSS	You can lose money by investing in this Contract, including loss of principal. Reference Principal Risks of Investing in The Contract
NOT A SHORT-TERM INVESTMENT

The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. You will pay a surrender charge if your Contract is fully surrendered or lapses within the first 10 Contract Years (for Contracts issued on or after January 1, 2020) or within the first 15 Contract Years (for Contracts issued before January 1, 2020) There might also be tax consequences.

Reference Principal Risks of Investing in The Contract

RISKS
RISKS ASSOCIATED WITH INVESTMENT OPTIONS

Investment in the Contract is subject to the risk of poor investment performance, which can vary depending on the performance of each of the Subaccounts. The Subaccounts and the Fixed Account each have their own unique risks. You should review all of the investment options before making an investment decision.

Reference Investment Risk

INSURANCE COMPANY RISKS

Any obligations, guarantees, and benefits of the Contract, including the Fixed Account investment option, are subject to the claims-paying ability of Kansas City Life. If Kansas City Life experiences financial distress, it may not be able to meet its obligations to you. More information about the financial condition of Kansas City Life is available upon request by contacting the Home Office.

Reference Financial Condition of Kansas City Life

CONTRACT LAPSE

Your Contract will terminate if there is insufficient value remaining in the Contract at the end of the Grace Period. Because the value of amounts allocated to the Variable Account will vary according to the investment performance of the Funds, the specific amount of Premiums required to prevent lapse will also vary.

For Contracts issued before January 1, 2020

If your Contract lapses, you may reinstate it within two years (three years in Arkansas, Kentucky, Minnesota, New Hampshire, Oklahoma, Utah, Virginia, and West Virginia; five years in Missouri and North Carolina) after lapse. Reinstatement must meet certain conditions, including the payment of the required Premium and proof of insurability.

For Contracts issued on or after January 1, 2020

If your Contract lapses, you may reinstate it within three years after lapse. Reinstatement must meet certain conditions, including the payment of the required Premium and proof of insurability.

Death Benefits will not be paid if the Contract has lapsed.

Reference Premiums to Prevent Lapse and Reinstatement

Investment Restrictions [Text Block]

The first six transfers during each Contract Year are free. We will assess a transfer processing fee of $25 for each additional transfer during such Contract Year.

We reserve the right to remove or substitute Portfolio Companies as investment options.

Reference Transfer Privilege, and Addition, Deletion or Substitution of Investments

Optional Benefit Restrictions [Text Block]

You may add supplemental and/or rider benefits to your Contract. We will deduct any monthly charges for these benefits and/or riders from your Contract Value as part of the Monthly Deduction. We may change or stop offering a supplemental and/or rider benefit at any time before you elect it.

Reference Supplemental and/or Rider Benefits

Tax Implications [Text Block]

If a Contract is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the Contract will be taxable as ordinary income to the extent there are earnings in the Contract. In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before you reach Age 59½. We encourage you to consult your own tax adviser before making a purchase of the Contract.

Reference Tax Risks

Investment Professional Compensation [Text Block]

Commissions are paid to selling firms for the sale of contracts. In addition, we may pay an asset-based commission or other amounts in certain circumstances. All or some of the payments received from Funds under distribution plans pursuant to Rule 12b-1 may be passed on to selling firms. This conflict of interest may influence your investment professional to recommend this contract over another investment.

Reference Sale of the Contracts

Exchanges [Text Block]

It may not be in your best interest to surrender, lapse, change or borrow from an existing life insurance or annuity contracts in connection with the purchase of a contract. You should replace your existing insurance only if you determine that the contract is better for you. The charges and benefits of your existing insurance may be different from the contract. You may have to pay a surrender charge on your existing insurance, and the contract will impose a new surrender charge period.

Reference Replacement of Existing Insurance

Item 4. Fee Table [Text Block]

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer cash value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge[1]	Current Charge [1]
Premium Expense Charge	Upon receipt of each Premium Payment	5% of each Premium Payment	5% of each Premium Payment
Surrender Charge[2]
Minimum and Maximum Charge

Upon complete surrender or lapse during the first 10 Contract Years[3], for Contracts issued on or after January 1, 2020

Upon complete surrender or lapse during the first 15 Contract Years[3], for Contracts issued before January 1, 2020

		$6.00 - $48.00 per $1,000 of the Specified Amount	$6.00 - $48.00 per $1,000 of the Specified Amount
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year

Upon complete surrender or lapse during the first 10 Contract Years[3], for Contracts issued on or after January 1, 2020

Upon complete surrender or lapse during the first 15 Contract Years[3], for Contracts issued before January 1, 2020

		$21.20 per $1,000 of the Specified Amount $21.20 per $1,000 of the Specified Amount	$21.20 per $1,000 of the Specified Amount $21.20 per $1,000 of the Specified Amount
Partial Surrender Fee	Upon each partial surrender	The lesser of 2% of the amount surrendered or $25	The lesser of 2% of the amount surrendered or $25
Transfer Processing Fee	Upon each transfer over 6 in a Contract Year	$25 per transfer	$25 per transfer
Accelerated Death Benefit/Living Benefits Rider	On payment of the accelerated death benefit	$250 processing fee	$0 processing fee
Accelerated Death Benefit/Terminal Illness Rider	On payment of the accelerated death benefit	$200 processing fee	$0 processing fee
Accelerated Death Benefit for Chronic Illness Rider	On payment of the accelerated death benefit	$250 processing fee	$0 processing fee

[1]	For each type of charge, the guaranteed charge and the current charge are shown. The guaranteed charge is the maximum amount permitted by the Contract while the current charge is the amount currently charged.
[2]	The surrender charge is based on the Specified Amount when the Contract is issued and varies depending on the Insured’s Age and sex. For Contracts issued on or after January 1, 2020, the surrender charge is also based on the Insured’s risk class. The minimum charge shown in the table is the charge applicable to the youngest Owner (female) to whom a Contract would be issued if the Contract were surrendered in the first Contract Year. The maximum charge is the charge applicable to the oldest Owner (male) to whom a Contract would be issued if the Contract were surrendered in the first Contract Year. The surrender charge as shown in the table may not be typical of the charges you will pay. Information about the surrender charge you could pay is available from your registered representative, and data relating to the calculation of the surrender charge is in Appendix B and Appendix C.
[3]	If you increase the Contract’s Specified Amount, an additional surrender charge and surrender charge period will apply to each portion of the Contract resulting from a Specified Amount increase, starting with the effective date of the increase and based on the Insured’s Age and sex, status at the time of the increase. For Contracts issued on or after January 1, 2020, the surrender charge is also based on the Insured’s risk class.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio Company fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge[1]	Current Charge[1]
Cost of Insurance[4]
Minimum and Maximum Charge	On the Allocation Date and each Monthly Anniversary Day	$0.01 - $83.33 per $1,000 of net amount at risk[5]	$0.01 - $25.83 per $1,000 of net amount at risk[5]
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year	On the Allocation Date and each Monthly Anniversary Day	$0.07 per $1,000 of net amount at risk[5] for Contracts issued on or after January 1, 2020 $0.09 per $1,000 of net amount at risk[5] for Contracts issued before January 1, 2020	$0.03 per $1,000 of net amount at risk[5] for Contracts issued on or after January 1, 2020 $0.05 per $1,000 of net amount at risk[5] for Contracts issued before January 1, 2020
Monthly Expense Charge[6]
Maintenance Charge	On the Contract Date and on each Monthly Anniversary Day	$10	$10
Per Thousand Charge[4]	On the Contract Date and on each Monthly Anniversary Day	$0.00 - $1.36 per $1,000 of Specified Amount	$0.01 - $1.36 per $1,000 of Specified Amount
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year	On the Contract Date and on each Monthly Anniversary Day	$0.05 per $1,000 of Specified Amount	$0.05 per $1,000 of Specified Amount
Mortality and Expense Risk Charge	Daily	Annual rate of 0.90% of the average daily net assets of each Subaccount you are invested in	Annual rate of 0.90% of the average daily net assets of each Subaccount you are invested in
Net Loan Interest Charge[7]	At the end of each Contract Year	3% for Contracts issued on or after January 1, 2020 2% for Contracts issued before January 1, 2020	3% for Contracts issued on or after January 1, 2020 2% for Contracts issued before January 1, 2020
Optional Rider Charges[8]
Lifetime Guaranteed Minimum Death Benefit[9]	On rider’s effective date and on each Monthly Anniversary Day	$0.03 per $1,000 of Specified Amount	$0.01 per $1,000 of Specified Amount
Disability Continuance of Insurance[8]
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.01 - $0.52 per $1,000 of net amount at risk[5]	$0.01 - $0.32 per $1,000 of net amount at risk[5]
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.02 per $1,000 of net amount at risk[5]	$0.01 per $1,000 of net amount at risk[5]
Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge[1]	Current Charge[1]
Disability Premium Benefit Rider[8]
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.08 - $0.32 per $1.00 of rider coverage amount	$0.04 - $0.15 per $1.00 of rider coverage amount
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $225,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.09 per $1.00 of rider coverage amount	$0.04 per $1.00 of rider coverage amount
Accidental Death Benefit[8]
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.08 - $0.16 per $1,000 of rider coverage amount	$0.08 - $0.16 per $1,000 of rider coverage amount
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.09 per $1,000 of rider coverage amount	$0.09 per $1,000 of rider coverage amount
Option to Increase Specified Amount[8]
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.05- $0.18 per $1,000 of rider coverage amount	$0.05- $0.18 per $1,000 of rider coverage amount
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.16 per $1,000 of rider coverage amount	$0.16 per $1,000 of rider coverage amount
Spouse’s Term Insurance[8]
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$1.45 - $1.87 per $1,000 of rider coverage amount	$1.45 - $1.87 per $1,000 of rider coverage amount
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$1.45 per $1,000 of rider coverage amount	$1.45 per $1,000 of rider coverage amount
Children’s Term Insurance[4]	On rider’s effective date and on each Monthly Anniversary Day	$0.50 per $1,000 of rider coverage amount	$0.50 per $1,000 of rider coverage amount
Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge[1]	Current Charge[1]
Other Insured Term Insurance[8]
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.01 - $83.33 per $1,000 of rider coverage amount	$0.01 - $30.39 per $1,000 of rider coverage amount
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.07 per $1,000 of rider coverage amount for Contracts issued on or after January 1, 2020 $0.09 per $1,000 of rider coverage amount for Contracts issued before January 1, 2020	$0.07 per $1,000 of rider coverage amount for Contracts issued on or after January 1, 2020 $0.08 per $1,000 of rider coverage amount for Contracts issued before January 1, 2020
Per Thousand Charge	On rider’s effective date and on each Monthly Anniversary Day for contracts issued on or after January 1, 2020	$0.03 per $1,000 of rider coverage amount for 10 years	$0.03 per $1,000 of rider coverage amount for 20 years
Additional Life Insurance Rider[8]
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.01 - $83.33 per $1,000 of net amount at risk[5]	$0.01 - $20.26 per $1,000 of net amount at risk[5]
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.07 per $1,000 of net amount at risk[5] for Contracts issued on or after January 1, 2020 $0.09 per $1,000 of net amount at risk[5] for Contracts issued before January 1, 2020	$0.03 per $1,000 of net amount at risk[5] for Contracts issued on or after January 1, 2020 $0.04 per $1,000 of net amount at risk[5] for Contracts issued before January 1, 2020
Monthly Benefit Rider[8]
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.28 - $22.56 per $100 of coverage amount	$0.27 - $22.05 per $100 of coverage amount
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day

$1.13 per $100 of coverage amount for a 20 year payout for Contracts issued on or after January 1, 2020

$1.53 per $100 of coverage amount for a 20 year payout for Contracts issued before January 1, 2020

$1.08 per $100 of coverage amount for a 20 year payout for Contracts issued on or after January 1, 2020

$1.25 per $100 of coverage amount for a 20 year payout for Contracts issued before January 1, 2020

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge[1]	Current Charge[1]
Acceleration of Death Proceeds/Enhanced Living Benefits Rider[8]
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.06 - $15.00 per $1000 of net amount at risk[5] multiplied by the Benefit Base divided by the Specified Amount of the Contract	$0.01 - $0.28 per $1,000 of net amount at risk[5] multiplied by the Benefit Base divided by the Specified Amount of the Contract
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.07 per $1,000 of net amount at risk[5] multiplied by the Benefit Base divided by the Specified Amount of the Contract	$0.02 per $1,000 of net amount at risk[5] multiplied by the Benefit Base divided by the Specified Amount of the Contract

For information concerning compensation paid in connection with the sale of the Contracts, see “SALE OF THE CONTRACTS.”

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Operating Expenses[10]

	Minimum	Maximum
Range of Annual Portfolio Operating Expenses (total of all expenses that are deducted from Portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses-before any contractual waiver of fees and expenses)	0.26%	1.34%

[4]	Cost of insurance charges vary based on the Insured’s Age, sex, number of completed Contract Years, Specified Amount, risk class, and other factors. The charge generally is higher for less favorable risk classes and increases as the Insured ages. The cost of insurance charges shown in the table may not be typical of the charges you will pay. We guarantee that the cost of insurance rates will not exceed the maximum cost of insurance rates set forth in your Contract. More detailed information concerning your cost of insurance charges is available on request from our Home Office.
[5]	The net amount at risk on a Monthly Anniversary Day is the difference between the death benefit and the Contract Value.
[6]	The monthly expense charge is the sum of the maintenance charge and the per thousand charge.
[7]	The maximum guaranteed net cost of loans is 3% annually for Contracts issued on or after January 1, 2020. The net cost of a loan is the difference between the rate of interest charged on any Loan Balance (5%) and the amount credited to the Loan Account (2%). The maximum guaranteed net cost of loans is 2% annually for Contracts issued before January 1, 2020. The net cost of a loan is the difference between the rate of interest charged on any Loan Balance (5%) and the amount credited to the Loan Account (3%). Preferred loans are available beginning in the eleventh Contract Year. We credit the amount in the Loan Account securing a preferred loan with interest at an effective annual rate of 5%. Therefore, the net cost of a preferred loan is 0% per year.
[8]	Charges for this rider vary based on an Insured’s issue or actual ages and may vary based on the Contract Year and the base Specified Amount or net amount at risk. Charges based on risk classes are generally higher for less favorable risk classes, and charges based on actual age may increase as the Insured ages. The rider charge shown in the table may not be typical of the charges you will pay. Your Contract’s specifications page will indicate the rider charges applicable to your Contract and more detailed information concerning these rider charges is available on request from our Home Office.
[9]	The Lifetime Guaranteed Minimum Death Benefit Rider is not available on Contract issued on or after January 1, 2020.
[10]	The portfolio expenses used to prepare this table were provided to Kansas City Life by the Fund(s) or their investment advisers. The expenses shown are those incurred for the year ended December 31, 2022. Current or future expenses may be greater or less than those shown. If required by applicable law, Kansas City Life may deduct any redemption fees imposed by the Funds.

Transaction Expenses [Table Text Block]

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge[1]	Current Charge [1]
Premium Expense Charge	Upon receipt of each Premium Payment	5% of each Premium Payment	5% of each Premium Payment
Surrender Charge[2]
Minimum and Maximum Charge

Upon complete surrender or lapse during the first 10 Contract Years[3], for Contracts issued on or after January 1, 2020

Upon complete surrender or lapse during the first 15 Contract Years[3], for Contracts issued before January 1, 2020

		$6.00 - $48.00 per $1,000 of the Specified Amount	$6.00 - $48.00 per $1,000 of the Specified Amount
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year

Upon complete surrender or lapse during the first 10 Contract Years[3], for Contracts issued on or after January 1, 2020

Upon complete surrender or lapse during the first 15 Contract Years[3], for Contracts issued before January 1, 2020

		$21.20 per $1,000 of the Specified Amount $21.20 per $1,000 of the Specified Amount	$21.20 per $1,000 of the Specified Amount $21.20 per $1,000 of the Specified Amount
Partial Surrender Fee	Upon each partial surrender	The lesser of 2% of the amount surrendered or $25	The lesser of 2% of the amount surrendered or $25
Transfer Processing Fee	Upon each transfer over 6 in a Contract Year	$25 per transfer	$25 per transfer
Accelerated Death Benefit/Living Benefits Rider	On payment of the accelerated death benefit	$250 processing fee	$0 processing fee
Accelerated Death Benefit/Terminal Illness Rider	On payment of the accelerated death benefit	$200 processing fee	$0 processing fee
Accelerated Death Benefit for Chronic Illness Rider	On payment of the accelerated death benefit	$250 processing fee	$0 processing fee

[1]	For each type of charge, the guaranteed charge and the current charge are shown. The guaranteed charge is the maximum amount permitted by the Contract while the current charge is the amount currently charged.
[2]	The surrender charge is based on the Specified Amount when the Contract is issued and varies depending on the Insured’s Age and sex. For Contracts issued on or after January 1, 2020, the surrender charge is also based on the Insured’s risk class. The minimum charge shown in the table is the charge applicable to the youngest Owner (female) to whom a Contract would be issued if the Contract were surrendered in the first Contract Year. The maximum charge is the charge applicable to the oldest Owner (male) to whom a Contract would be issued if the Contract were surrendered in the first Contract Year. The surrender charge as shown in the table may not be typical of the charges you will pay. Information about the surrender charge you could pay is available from your registered representative, and data relating to the calculation of the surrender charge is in Appendix B and Appendix C.
[3]	If you increase the Contract’s Specified Amount, an additional surrender charge and surrender charge period will apply to each portion of the Contract resulting from a Specified Amount increase, starting with the effective date of the increase and based on the Insured’s Age and sex, status at the time of the increase. For Contracts issued on or after January 1, 2020, the surrender charge is also based on the Insured’s risk class.

Premium Taxes, Description [Text Block]	Premium Expense Charge
Premium Taxes, When Deducted [Text Block]	Upon receipt of each Premium Payment
Premium Taxes (of Premium Payments), Maximum [Percent]	5.00%
Premium Taxes (of Premium Payments), Current [Percent]	5.00%
Other Surrender Fees, Description [Text Block]	Partial Surrender Fee
Other Surrender Fees, When Deducted [Text Block]	Upon each partial surrender
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Current [Dollars]	$ 25
Other Surrender Fees (of Other Amount), Maximum [Percent]	2.00%
Other Surrender Fees (of Other Amount), Current [Percent]	2.00%
Other Surrender Fees, Footnotes [Text Block]	The surrender charge is based on the Specified Amount when the Contract is issued and varies depending on the Insured’s Age and sex. For Contracts issued on or after January 1, 2020, the surrender charge is also based on the Insured’s risk class. The minimum charge shown in the table is the charge applicable to the youngest Owner (female) to whom a Contract would be issued if the Contract were surrendered in the first Contract Year. The maximum charge is the charge applicable to the oldest Owner (male) to whom a Contract would be issued if the Contract were surrendered in the first Contract Year. The surrender charge as shown in the table may not be typical of the charges you will pay. Information about the surrender charge you could pay is available from your registered representative, and data relating to the calculation of the surrender charge is in Appendix B and Appendix C.If you increase the Contract’s Specified Amount, an additional surrender charge and surrender charge period will apply to each portion of the Contract resulting from a Specified Amount increase, starting with the effective date of the increase and based on the Insured’s Age and sex, status at the time of the increase. For Contracts issued on or after January 1, 2020, the surrender charge is also based on the Insured’s risk class.
Transfer Fees, Description [Text Block]	Transfer Processing Fee
Transfer Fees, When Deducted [Text Block]	Upon each transfer over 6 in a Contract Year
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Current [Dollars]	$ 25
Periodic Charges [Table Text Block]

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge[1]	Current Charge[1]
Cost of Insurance[4]
Minimum and Maximum Charge	On the Allocation Date and each Monthly Anniversary Day	$0.01 - $83.33 per $1,000 of net amount at risk[5]	$0.01 - $25.83 per $1,000 of net amount at risk[5]
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year	On the Allocation Date and each Monthly Anniversary Day	$0.07 per $1,000 of net amount at risk[5] for Contracts issued on or after January 1, 2020 $0.09 per $1,000 of net amount at risk[5] for Contracts issued before January 1, 2020	$0.03 per $1,000 of net amount at risk[5] for Contracts issued on or after January 1, 2020 $0.05 per $1,000 of net amount at risk[5] for Contracts issued before January 1, 2020
Monthly Expense Charge[6]
Maintenance Charge	On the Contract Date and on each Monthly Anniversary Day	$10	$10
Per Thousand Charge[4]	On the Contract Date and on each Monthly Anniversary Day	$0.00 - $1.36 per $1,000 of Specified Amount	$0.01 - $1.36 per $1,000 of Specified Amount
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year	On the Contract Date and on each Monthly Anniversary Day	$0.05 per $1,000 of Specified Amount	$0.05 per $1,000 of Specified Amount
Mortality and Expense Risk Charge	Daily	Annual rate of 0.90% of the average daily net assets of each Subaccount you are invested in	Annual rate of 0.90% of the average daily net assets of each Subaccount you are invested in
Net Loan Interest Charge[7]	At the end of each Contract Year	3% for Contracts issued on or after January 1, 2020 2% for Contracts issued before January 1, 2020	3% for Contracts issued on or after January 1, 2020 2% for Contracts issued before January 1, 2020
Optional Rider Charges[8]
Lifetime Guaranteed Minimum Death Benefit[9]	On rider’s effective date and on each Monthly Anniversary Day	$0.03 per $1,000 of Specified Amount	$0.01 per $1,000 of Specified Amount
Disability Continuance of Insurance[8]
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.01 - $0.52 per $1,000 of net amount at risk[5]	$0.01 - $0.32 per $1,000 of net amount at risk[5]
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.02 per $1,000 of net amount at risk[5]	$0.01 per $1,000 of net amount at risk[5]
Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge[1]	Current Charge[1]
Disability Premium Benefit Rider[8]
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.08 - $0.32 per $1.00 of rider coverage amount	$0.04 - $0.15 per $1.00 of rider coverage amount
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $225,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.09 per $1.00 of rider coverage amount	$0.04 per $1.00 of rider coverage amount
Accidental Death Benefit[8]
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.08 - $0.16 per $1,000 of rider coverage amount	$0.08 - $0.16 per $1,000 of rider coverage amount
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.09 per $1,000 of rider coverage amount	$0.09 per $1,000 of rider coverage amount
Option to Increase Specified Amount[8]
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.05- $0.18 per $1,000 of rider coverage amount	$0.05- $0.18 per $1,000 of rider coverage amount
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.16 per $1,000 of rider coverage amount	$0.16 per $1,000 of rider coverage amount
Spouse’s Term Insurance[8]
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$1.45 - $1.87 per $1,000 of rider coverage amount	$1.45 - $1.87 per $1,000 of rider coverage amount
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$1.45 per $1,000 of rider coverage amount	$1.45 per $1,000 of rider coverage amount
Children’s Term Insurance[4]	On rider’s effective date and on each Monthly Anniversary Day	$0.50 per $1,000 of rider coverage amount	$0.50 per $1,000 of rider coverage amount
Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge[1]	Current Charge[1]
Other Insured Term Insurance[8]
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.01 - $83.33 per $1,000 of rider coverage amount	$0.01 - $30.39 per $1,000 of rider coverage amount
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.07 per $1,000 of rider coverage amount for Contracts issued on or after January 1, 2020 $0.09 per $1,000 of rider coverage amount for Contracts issued before January 1, 2020	$0.07 per $1,000 of rider coverage amount for Contracts issued on or after January 1, 2020 $0.08 per $1,000 of rider coverage amount for Contracts issued before January 1, 2020
Per Thousand Charge	On rider’s effective date and on each Monthly Anniversary Day for contracts issued on or after January 1, 2020	$0.03 per $1,000 of rider coverage amount for 10 years	$0.03 per $1,000 of rider coverage amount for 20 years
Additional Life Insurance Rider[8]
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.01 - $83.33 per $1,000 of net amount at risk[5]	$0.01 - $20.26 per $1,000 of net amount at risk[5]
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.07 per $1,000 of net amount at risk[5] for Contracts issued on or after January 1, 2020 $0.09 per $1,000 of net amount at risk[5] for Contracts issued before January 1, 2020	$0.03 per $1,000 of net amount at risk[5] for Contracts issued on or after January 1, 2020 $0.04 per $1,000 of net amount at risk[5] for Contracts issued before January 1, 2020
Monthly Benefit Rider[8]
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.28 - $22.56 per $100 of coverage amount	$0.27 - $22.05 per $100 of coverage amount
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day

$1.13 per $100 of coverage amount for a 20 year payout for Contracts issued on or after January 1, 2020

$1.53 per $100 of coverage amount for a 20 year payout for Contracts issued before January 1, 2020

$1.08 per $100 of coverage amount for a 20 year payout for Contracts issued on or after January 1, 2020

$1.25 per $100 of coverage amount for a 20 year payout for Contracts issued before January 1, 2020

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge[1]	Current Charge[1]
Acceleration of Death Proceeds/Enhanced Living Benefits Rider[8]
Minimum and Maximum Charge	On rider’s effective date and on each Monthly Anniversary Day	$0.06 - $15.00 per $1000 of net amount at risk[5] multiplied by the Benefit Base divided by the Specified Amount of the Contract	$0.01 - $0.28 per $1,000 of net amount at risk[5] multiplied by the Benefit Base divided by the Specified Amount of the Contract
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year	On rider’s effective date and on each Monthly Anniversary Day	$0.07 per $1,000 of net amount at risk[5] multiplied by the Benefit Base divided by the Specified Amount of the Contract	$0.02 per $1,000 of net amount at risk[5] multiplied by the Benefit Base divided by the Specified Amount of the Contract

Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.90%
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.90%
Other Annual Expense, Description [Text Block]	Net Loan Interest Charge
Other Annual Expense, When Deducted [Text Block]	At the end of each Contract Year
Annual Portfolio Company Expenses [Table Text Block]

Annual Portfolio Operating Expenses[10]

	Minimum	Maximum
Range of Annual Portfolio Operating Expenses (total of all expenses that are deducted from Portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses-before any contractual waiver of fees and expenses)	0.26%	1.34%

Portfolio Company Expenses [Text Block]	Range of Annual Portfolio Operating Expenses (total of all expenses that are deducted from Portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses-before any contractual waiver of fees and expenses)
Portfolio Company Expenses Minimum [Percent]	0.26%
Portfolio Company Expenses Maximum [Percent]	1.34%
Portfolio Company Expenses, Footnotes [Text Block]	The portfolio expenses used to prepare this table were provided to Kansas City Life by the Fund(s) or their investment advisers. The expenses shown are those incurred for the year ended December 31, 2022. Current or future expenses may be greater or less than those shown. If required by applicable law, Kansas City Life may deduct any redemption fees imposed by the Funds.
Item 5. Principal Risks [Table Text Block]

Principal Risks of Investing in the Contract

Risk of Loss. You can lose money by investing in the Contract, including loss of principal.

Not a Short-Term Investment. The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. You will pay a surrender charge it your Contract is fully surrendered or lapses within the first ten Contract Years for Contracts issued after January 1, 2020, or within the first fifteen Contract Years for Contracts issued before January 1, 2020. There might also be tax consequences.

Investment Risk. If you invest your Contract Value in one or more Subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Contract Value will decrease. In addition, we deduct Contract fees and charges from your Contract Value. There is no minimum guaranteed Contract Value. The Contract Value may decrease if the investment performance of the Subaccounts (to which Contract Value is allocated) is negative or is not sufficiently positive to cover the charges deducted under the Contract. During times of poor investment performance, these deductions will have an even greater impact on your Contract Value. You could lose everything you invest. If you allocate net Premiums to the Fixed Account, then we credit your Fixed Account Value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate.

Insurance Company Risks. Any obligations, guarantees and benefits of the Contract, including the Fixed Account Investment Option, are subject to the claims paying ability of Kansas City Life Insurance Company. If the Company experiences financial distress, it may not be able to meet its obligations to you. More information about the financial condition of the Company is available upon request by contacting the Home Office.

Risk of Lapse. If the Contract Value is not enough to pay the Monthly Deduction when due, the Contract will terminate without value after a Grace Period. The purpose of the Grace Period is to give you the chance to pay enough Premiums to keep your Contract in force. If your Contract does lapse you must pay the required amount before the end of the Grace Period. The Grace Period is 61 days and begins the date the Contract Lapses. Since the value of amounts allocated to the Variable Account will vary according to the investment performance of the Funds, the specific amount of Premiums required to prevent termination will also vary. A lapse could result in adverse tax consequences.

Tax Risks. In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Contract must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that Contracts issued on a standard basis should satisfy the applicable requirements. There is less guidance, however, with respect to Contracts issued on a substandard basis, and such Contracts may not satisfy the applicable requirements in all circumstances, particularly if you pay the full amount of Premiums permitted under the Contract.

Depending on the total amount of Premiums you pay, the Contract may be treated as a modified endowment contract under Federal tax laws. If a Contract is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the Contract will be taxable as ordinary income to the extent there are earnings in the Contract. In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before you reach Age 59½. If the Contract is not a modified endowment contract, then distributions generally will be treated first as a return of basis or investment in the Contract and then as taxable income. Moreover, loans will generally not be treated as distributions although the tax treatment of preferred loans is unclear. Finally, neither distributions nor loans from a Contract that is not a modified endowment contract are subject to the 10% penalty tax. (See “TAX CONSIDERATIONS”)

You should consult a qualified tax adviser for assistance in all Contract-related tax matters.

Risk of Increase in Current Fees and Expenses. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of Premiums to keep the Contract in force.

Surrender and Partial Surrender Risks. During the first ten Contract Years (fifteen Contracts Years for Contracts issued before January 1, 2020), we will deduct a surrender charge from the Contract Value if the Contract is completely surrendered or lapses. An additional surrender charge and surrender charge period will apply to each portion of the Contract resulting from a Specified Amount increase, starting with the effective date of the increase. Under some circumstances, the amount of the surrender charge during the first few Contract Years could result in a Cash Surrender Value of zero.

You should purchase the Contract only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Contract if you intend to surrender all or part of the Contract Value in the near future. We designed the Contract to meet long-term financial goals. The Contract is not suitable as a short-term investment.

Even if you do not surrender your Contract, surrender charges may play a role in determining whether your Contract will lapse, because surrender charges affect the Cash Surrender Value, which is a measure we use to determine whether your Contract will enter the Grace Period (and possibly terminate). (See “Risk of Lapse”) A surrender or partial surrender may have tax consequences. (See “TAX CONSIDERATIONS”)

Loan Risks. A Contract loan will affect your Contract in several ways over time, whether or not it is repaid, because the investment results of the Subaccounts may be less than (or greater than) the net interest rate credited on the amount transferred to the Loan Account securing the loan.

•	Your Contract Value, by comparison to a Contract under which no loan has been made, will be less if the Fixed Account interest rate is less than the investment return of the applicable Subaccounts (and greater if the Fixed Account interest rate is higher than the investment return of the applicable Subaccounts).
•	A Contract loan increases the risk that the Contract will terminate, since a loan decreases the Cash Surrender Value.
•	If the death benefit becomes payable while a Contract loan is outstanding, the Loan Balance will be deducted in calculating the Death Proceeds.

A loan may have tax consequences. In addition, if you surrender the Contract or allow it to lapse while a Contract loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly. (See “TAX CONSIDERATIONS”)

Risk of Frequent Transfers. We have policies and procedures that attempt to detect frequent, large, programmed, or short-term transfers among the Subaccounts that may adversely affect other Owners and persons with rights under the Contracts. We employ various means to try to detect such transfer activity, but the detection and deterrence of harmful trading activity involves judgments that are inherently subjective. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests under the Contracts. In addition, we cannot guarantee that the Funds will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the Funds.

Cybersecurity and Business Continuity Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyberattacks or information security breaches in the future. The risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments).

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively by preventing the workforce from working remotely and impair our ability to process Contract-related transactions or to calculate Contract values.

The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.

Item 10. Standard Death Benefits (N-6) [Table Text Block]

DEATH BENEFIT AND CHANGES IN SPECIFIED AMOUNT

As long as the Contract remains in force, upon receipt at the Home Office of satisfactory proof of the Insured’s death, we will pay the Death Proceeds as provided in the Designation of Death Benefit Payout Endorsement. If the Contract does not include the endorsement, we must receive written direction from each eligible recipient of the Death Proceeds regarding how to make the death benefit payment as well as any other required document, form or information. We may require return of the Contract. We will pay the Death Proceeds in a lump sum, or if you prefer, under a payment option. (See “PAYMENT OF PROCEEDS” and “PAYMENT OPTIONS”) We will pay the Death Proceeds to the Beneficiary. (See “SELECTING AND CHANGING THE BENEFICIARY”)

Amount of Death Proceeds

The Death Proceeds are equal to the following:

•	the death benefit under the Coverage Option selected calculated on the date of the Insured’s death; plus
•	any supplemental and/or rider benefits; plus
•	any cost of insurance charges deducted beyond the date of death; minus
•	any Loan Balance on that date; minus
•	any past due Monthly Deductions if the date of death occurred during a Grace Period.

If the Guaranteed Minimum Death Benefit Rider or Lifetime Guaranteed Minimum Death Benefit Rider is in effect, we guarantee the payment of the death benefit, regardless of the performance of the Subaccounts. (See “SUPPLEMENTAL AND/OR RIDER BENEFITS”)

Under certain circumstances, the amount of the death benefit may be further adjusted or the death benefit may not be payable. If part or all of the death benefit is paid in one sum, we will pay interest on this sum (as required by applicable state law) from the date of receipt of due proof of the Insured’s death to the date of payment.

Coverage Options

You may choose one of three Coverage Options, which will be used to determine the death benefit:

•	Option A: death benefit is the Specified Amount. Option A generally provides a level death benefit unless performance is very favorable and the applicable corridor percentage calculation (described below) becomes applicable. The death benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all.
•	Option B: death benefit is at least equal to the Specified Amount plus the Contract Value on the date of death. Thus, the death benefit will vary directly with the investment performance of the Contract Value, but will not fall below the Specified Amount.
•	Option C: death benefit is at least equal to the Specified Amount plus the total Premiums paid on the date of death minus any partial surrenders (including partial surrender fee) made. The more Premiums you pay and the less you withdraw, the larger the death benefit will be.

Under all three Coverage Options, we perform another calculation to ensure that the amount of insurance we provide meets the definition of life insurance under the Internal Revenue Code.  To apply this calculation, we multiply the applicable corridor percentage by the Contract Value on the date of death.  If the resulting amount is greater than the amount provided under the Coverage Option, the death benefit is equal to this greater amount.  The applicable corridor percentage varies by Age, sex, risk class, Specified Amount, the number of years coverage has been in effect, and any applicable optional benefits or riders.  Please refer to your Contract for further information regarding corridor percentages.

Initial Specified Amount and Coverage Option

The initial Specified Amount is set at the time the Contract is issued. You select the Coverage Option when you apply for the Contract. You may change the Specified Amount and Coverage Option, as discussed below.

Changes in Coverage Option

We have the right to require that no change in Coverage Option occurs during the first Contract Year and that you make no more than one change in Coverage Option in any 12-month period. After any change, we require the Specified Amount to be at least $100,000 for issue ages below 50 and $50,000 for issue ages 50 and above. The effective date of the change will be the Monthly Anniversary Day that coincides with or next follows the day that we receive and accept the request. We may require satisfactory evidence of insurability.

If the Coverage Option is Option B or Option C, it may be changed to Option A. The new Specified Amount will be the death benefit as of the effective date of the change. The death benefit will remain the same. The effective date of change will be the Monthly Anniversary Day on or next following the date we receive and approve your application for change.

If the Coverage Option is Option A or Option B, you may not change it to Option C. Coverage Option C is only available at issue.

If the Coverage Option is Option A or Option C, you may change it to Option B subject to satisfactory evidence of insurability. The Specified Amount does not change. The new death benefit will be the Specified Amount plus the Contract Value as of the effective date of change. The effective date of change will be the Monthly Anniversary Day on or following the date we approve your application for change.

A change in Coverage Option may have tax consequences. (See ”TAX CONSIDERATIONS”) You should consult a tax adviser before changing the Coverage Option.

Changes in Specified Amount

You may increase or decrease the Specified Amount. We may require that the Contract be in force for one Contract Year before a change in Specified Amount and that you make only one change every twelve Contract Months. If a change in the Specified Amount results in total Premiums paid exceeding the Premium limitations set out under current tax law to qualify your Contract as a life insurance contract, we will refund the amount of such Premium in excess of the limitations. We will make such a refund after the next Monthly Anniversary.

Changes in the Specified Amount may have tax consequences. (See “TAX CONSIDERATIONS”) You should consult a tax adviser before changing the Specified Amount.

Decreases. We require that the Specified Amount after any decrease must be at least $100,000 for Contracts that were issued at Ages below 50 and $50,000 for Contracts that were issued at Ages 50 and above. A decrease in Specified Amount will be effective on the Monthly Anniversary Day on or next following the day we receive your Written Notice.

Decreasing the Specified Amount may decrease monthly cost of insurance charges. A decrease in the Specified Amount will not affect the surrender charge and will not decrease the Guaranteed Monthly Premium. (See “SURRENDER CHARGE”)

We have the right to decline a requested decrease in the Specified Amount in the following circumstances:

•	to help ensure compliance with the guideline premium limitations; and
•	if compliance with the guideline premium limitations under current tax law resulting from this decrease would result in immediate termination of the Contract.

Increases. In order to be eligible for an increase you must submit an application. We may require satisfactory evidence of insurability. We may decline an application for an increase.

Any increase in the Specified Amount must be at least $25,000. (In Pennsylvania and Texas, an increase in the Specified Amount must be at least $100,000 for Ages below 50 and $50,000 for Ages 50 and above.) In addition, the Insured’s Age must be less than the current maximum issue age for the Contracts. The increase in Specified Amount is effective on the Monthly Anniversary Day on or after the date we receive and approve the request for the increase.

An increase has the following effect on Premiums:

•	a change in Planned Premiums may be advisable. (See “PREMIUMS UPON INCREASE IN SPECIFIED AMOUNT”); and
•	if a Guaranteed Payment Period is in effect, we will recalculate the Contract’s Guaranteed Monthly Premium to reflect the increase. (See “GUARANTEED PAYMENT PERIOD AND GUARANTEED MONTHLY PREMIUM”) The new Guaranteed Monthly Premium will apply for the remainder of the Guaranteed Payment Period.

A new surrender charge and surrender charge period applies to each portion of the Contract resulting from an increase in Specified Amount, starting with the effective date of the increase. (See “SURRENDER CHARGE”) For purposes of calculating surrender charges and cost of insurance charges, any Specified Amount decrease is used to reduce any previous Specified Amount increase then in effect, starting with the latest increase and continuing in the reverse order in which the increases were made. If any portion of the decrease is left after all Specified Amount increases have been reduced, it is used to reduce the initial Specified Amount.

You may cancel an increase in Specified Amount in accordance with the Contract’s “free look” provisions. In such case, the amount refunded will be limited to those charges that are attributable to the increase. (See “FREE LOOK RIGHT TO CANCEL CONTRACT”)

Selecting and Changing the Beneficiary

You select the Beneficiary in your application. You may change a Beneficiary designation in accordance with the terms of the Contract. If you make an irrevocable Beneficiary designation, you must obtain the Beneficiary’s consent to change the Beneficiary. The primary Beneficiary is the person entitled to receive the Death Proceeds under the Contract. If the primary Beneficiary is not living, the contingent Beneficiary is entitled to receive the Death Proceeds. If the Insured dies and there is no surviving Beneficiary, the Owner will be the Beneficiary.

Standard Death Benefit [Text Block]

Amount of Death Proceeds

The Death Proceeds are equal to the following:

•	the death benefit under the Coverage Option selected calculated on the date of the Insured’s death; plus
•	any supplemental and/or rider benefits; plus
•	any cost of insurance charges deducted beyond the date of death; minus
•	any Loan Balance on that date; minus
•	any past due Monthly Deductions if the date of death occurred during a Grace Period.

If the Guaranteed Minimum Death Benefit Rider or Lifetime Guaranteed Minimum Death Benefit Rider is in effect, we guarantee the payment of the death benefit, regardless of the performance of the Subaccounts. (See “SUPPLEMENTAL AND/OR RIDER BENEFITS”)

Under certain circumstances, the amount of the death benefit may be further adjusted or the death benefit may not be payable. If part or all of the death benefit is paid in one sum, we will pay interest on this sum (as required by applicable state law) from the date of receipt of due proof of the Insured’s death to the date of payment.

Coverage Options

You may choose one of three Coverage Options, which will be used to determine the death benefit:

•	Option A: death benefit is the Specified Amount. Option A generally provides a level death benefit unless performance is very favorable and the applicable corridor percentage calculation (described below) becomes applicable. The death benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all.
•	Option B: death benefit is at least equal to the Specified Amount plus the Contract Value on the date of death. Thus, the death benefit will vary directly with the investment performance of the Contract Value, but will not fall below the Specified Amount.
•	Option C: death benefit is at least equal to the Specified Amount plus the total Premiums paid on the date of death minus any partial surrenders (including partial surrender fee) made. The more Premiums you pay and the less you withdraw, the larger the death benefit will be.

Under all three Coverage Options, we perform another calculation to ensure that the amount of insurance we provide meets the definition of life insurance under the Internal Revenue Code.  To apply this calculation, we multiply the applicable corridor percentage by the Contract Value on the date of death.  If the resulting amount is greater than the amount provided under the Coverage Option, the death benefit is equal to this greater amount.  The applicable corridor percentage varies by Age, sex, risk class, Specified Amount, the number of years coverage has been in effect, and any applicable optional benefits or riders.  Please refer to your Contract for further information regarding corridor percentages.

Charges and Contract Values, Note (N-6) [Text Block]	Under all three Coverage Options, we perform another calculation to ensure that the amount of insurance we provide meets the definition of life insurance under the Internal Revenue Code. To apply this calculation, we multiply the applicable corridor percentage by the Contract Value on the date of death. If the resulting amount is greater than the amount provided under the Coverage Option, the death benefit is equal to this greater amount. The applicable corridor percentage varies by Age, sex, risk class, Specified Amount, the number of years coverage has been in effect, and any applicable optional benefits or riders. Please refer to your Contract for further information regarding corridor percentages.
Item 11. Other Benefits Available (N-6) [Text Block]

Supplemental and/or optional Rider Benefits

In addition to the standard death benefits associated with your contract, other standard and/or optional benefits may also be available to you. the following table summarizes information about those benefits. Information about fees associated with each benefit may be found in the fee table.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Minimum Death Benefit Rider	Guarantees payment of the Death Proceeds at the death of the Insured, regardless of the investment performance of the Subaccounts	Optional	• Issue ages: 0-78 for Contracts issued on or after January 1, 2020 • Issue ages: 0-59 for Contracts issued before January 1, 2020
Lifetime Guaranteed Minimum Death Benefit Rider	Guarantees payment of the Death Proceeds at the death of the Insured, regardless of the investment performance of the Subaccounts	Optional

The LGM is not available to Contracts issued on or after January 1, 2020.

•   Issue ages: Same as the Contract

•   This rider must be requested at the time of issue and is not available under Coverage Option C

Disability Continuance of Insurance (DCOI)	Covers Monthly Deductions during the period of total disability of the Insured	Optional

•   Issue Ages: 15-55, renewal through Age 59

•   Become payable after the Insured’s total disability exists for six consecutive months (total disability occurs before age 60)

•   Benefits under DCOI will continue until the Insured is no longer totally disabled

Disability Premium Benefit Rider (DPB)	Provides for the payment of the disability premium benefit amount as Premium to the Contract during a period of total disability of the Insured	Optional	• Issue ages: 15-55, renewal through Age 59 • Benefits become payable after the Insureds total disability exists for six consecutive months and total disability occurs before Age 60
Accidental Death Benefit (ADB)	Provides for payment of an additional amount of insurance in the event of accidental death	Optional	• Issue ages: 5-60 • Terminates when the Insured attains Age 70.
Option to Increase Specified Amount (Assured Insurability - AI)	Allows the Specified Amount of the Contract to increase by the option amount or less, without evidence of insurability on the Insured	Optional	• Issue ages: 0-38 • Increasing the Contract’s Specified Amount may have tax consequences
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Spouse’s Term Insurance (STI)	Provides decreasing term insurance on the Insured’s spouse	Optional	• Issue ages: 15-50 (Spouse’s age) • Maximum number of five units may be purchased • See Rider contract for table specifying the amount of insurance per unit of coverage.
Children’s Term Insurance (CTI)	Provides level term insurance on each Insured Child	Optional

•   Issue ages: 14 Days - 17 Years (Children’s ages)

•   Continues until the Contract Anniversary on which the Insured Child’s attained Age is 25

•   Expires on the Contract Anniversary on which the Insured is Age 65

Other Insured Term Insurance (OI)	Provides level yearly renewable term coverage on the Insured, the Insured’s spouse, and/or children	Optional	• Issue ages: 0-65 (Other Insured’s age)
Additional Life Insurance Rider (ALI)	Provides level yearly renewable term coverage on the Insured, which counts towards the death benefit corridor	Optional	• Issue ages: 0-75 • The minimum issue limit is $25,000
Monthly Benefit Rider (MBR)	Pays a monthly benefit at the death of the Insured. The Monthly Benefit is in addition to the death benefit payable under the base Contract. The Monthly Benefit Amount increases annually by 3% while the Insured is alive (although a level benefit amount option is available)	Optional

•   Issue ages: 20-55

•   At death, the benefit amount then in force is frozen and is payable each month until the point in time specified in the policy

•   The coverage expires at the date shown in the policy

Accelerated Death Benefit/Living Benefits Rider (LBR)	Provides opportunity to receive an accelerated payment of all or part of the Contract’s death benefit (adjusted to reflect present value and a processing fee)	Optional

Effective January 1, 2019, the LBR can no longer be added to contracts issued before June 1, 2018. The LBR is not available to contracts issued on or after June 1, 2018.

•   Issue Ages: No restrictions

•   Terminal Illness Option and Nursing Home Option

Acceleration of Death Proceeds/Enhanced Living Benefits Rider (ELB)	Provides for payment of a portion of the Contract Death Proceeds prior to the death of the Insured. In addition to whatever medical underwriting is required for the issuance of the Contract, full medical underwriting is required for this rider	Optional	Effective January 1, 2019, the ELB can no longer be added to contracts issued before June 1, 2018. • Issue ages: 20 – 80
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Chronic Illness Rider	Accelerates payment of the death benefit if the Insured has been certified for at least 90 days within the last 12 months as having a condition resulting in the Insured being unable to perform certain activities without substantial assistance from another individual due to loss of functional capacity or requiring substantial supervision due to severe cognitive impairment	Optional

The ADBRCC is available to be added to contracts issued on or after June 1, 2018.

•   Issue ages: No restrictions

•   Adding this rider to your Contract or electing to receive benefits under the rider may have adverse tax consequences

Accelerated Death Benefit/Terminal Illness Rider (TIR)	Accelerates payment of the death benefit if the Insured is diagnosed, as having a terminal illness by a physician after the effective date and while this rider is in force	Optional

Effective January 1, 2019, the TIR can no longer be added to contracts issued before June 1, 2018. The TIR is not available to contracts issued on or after June 1, 2018.

•   Issue ages: No restrictions

•   Adding this rider to your Contract or electing to receive benefits under the rider may have adverse tax consequences

Accelerated Death Benefit for Terminal Illness Rider	This rider will pay the accelerated death benefit payment amount if the Insured is diagnosed as having a terminal illness by a physician while this rider is in force	Optional

The ADBRTI is available to be added to contracts issued on or after June 1, 2018.

•   Issue ages: No restrictions

•   Adding this rider to your Contract or electing to receive benefits under the rider may have adverse tax consequences

Optional death benefit riders may provide protection in the event of a market downturn, but costs associated with optional riders that supplement the death benefit can limit the Contract’s participation in rising equity markets. You should consult your financial professional.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Minimum Death Benefit Rider	Guarantees payment of the Death Proceeds at the death of the Insured, regardless of the investment performance of the Subaccounts	Optional	• Issue ages: 0-78 for Contracts issued on or after January 1, 2020 • Issue ages: 0-59 for Contracts issued before January 1, 2020
Lifetime Guaranteed Minimum Death Benefit Rider	Guarantees payment of the Death Proceeds at the death of the Insured, regardless of the investment performance of the Subaccounts	Optional

The LGM is not available to Contracts issued on or after January 1, 2020.

•   Issue ages: Same as the Contract

•   This rider must be requested at the time of issue and is not available under Coverage Option C

Disability Continuance of Insurance (DCOI)	Covers Monthly Deductions during the period of total disability of the Insured	Optional

•   Issue Ages: 15-55, renewal through Age 59

•   Become payable after the Insured’s total disability exists for six consecutive months (total disability occurs before age 60)

•   Benefits under DCOI will continue until the Insured is no longer totally disabled

Disability Premium Benefit Rider (DPB)	Provides for the payment of the disability premium benefit amount as Premium to the Contract during a period of total disability of the Insured	Optional	• Issue ages: 15-55, renewal through Age 59 • Benefits become payable after the Insureds total disability exists for six consecutive months and total disability occurs before Age 60
Accidental Death Benefit (ADB)	Provides for payment of an additional amount of insurance in the event of accidental death	Optional	• Issue ages: 5-60 • Terminates when the Insured attains Age 70.
Option to Increase Specified Amount (Assured Insurability - AI)	Allows the Specified Amount of the Contract to increase by the option amount or less, without evidence of insurability on the Insured	Optional	• Issue ages: 0-38 • Increasing the Contract’s Specified Amount may have tax consequences
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Spouse’s Term Insurance (STI)	Provides decreasing term insurance on the Insured’s spouse	Optional	• Issue ages: 15-50 (Spouse’s age) • Maximum number of five units may be purchased • See Rider contract for table specifying the amount of insurance per unit of coverage.
Children’s Term Insurance (CTI)	Provides level term insurance on each Insured Child	Optional

•   Issue ages: 14 Days - 17 Years (Children’s ages)

•   Continues until the Contract Anniversary on which the Insured Child’s attained Age is 25

•   Expires on the Contract Anniversary on which the Insured is Age 65

Other Insured Term Insurance (OI)	Provides level yearly renewable term coverage on the Insured, the Insured’s spouse, and/or children	Optional	• Issue ages: 0-65 (Other Insured’s age)
Additional Life Insurance Rider (ALI)	Provides level yearly renewable term coverage on the Insured, which counts towards the death benefit corridor	Optional	• Issue ages: 0-75 • The minimum issue limit is $25,000
Monthly Benefit Rider (MBR)	Pays a monthly benefit at the death of the Insured. The Monthly Benefit is in addition to the death benefit payable under the base Contract. The Monthly Benefit Amount increases annually by 3% while the Insured is alive (although a level benefit amount option is available)	Optional

•   Issue ages: 20-55

•   At death, the benefit amount then in force is frozen and is payable each month until the point in time specified in the policy

•   The coverage expires at the date shown in the policy

Accelerated Death Benefit/Living Benefits Rider (LBR)	Provides opportunity to receive an accelerated payment of all or part of the Contract’s death benefit (adjusted to reflect present value and a processing fee)	Optional

Effective January 1, 2019, the LBR can no longer be added to contracts issued before June 1, 2018. The LBR is not available to contracts issued on or after June 1, 2018.

•   Issue Ages: No restrictions

•   Terminal Illness Option and Nursing Home Option

Acceleration of Death Proceeds/Enhanced Living Benefits Rider (ELB)	Provides for payment of a portion of the Contract Death Proceeds prior to the death of the Insured. In addition to whatever medical underwriting is required for the issuance of the Contract, full medical underwriting is required for this rider	Optional	Effective January 1, 2019, the ELB can no longer be added to contracts issued before June 1, 2018. • Issue ages: 20 – 80
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accelerated Death Benefit for Chronic Illness Rider	Accelerates payment of the death benefit if the Insured has been certified for at least 90 days within the last 12 months as having a condition resulting in the Insured being unable to perform certain activities without substantial assistance from another individual due to loss of functional capacity or requiring substantial supervision due to severe cognitive impairment	Optional

The ADBRCC is available to be added to contracts issued on or after June 1, 2018.

•   Issue ages: No restrictions

•   Adding this rider to your Contract or electing to receive benefits under the rider may have adverse tax consequences

Accelerated Death Benefit/Terminal Illness Rider (TIR)	Accelerates payment of the death benefit if the Insured is diagnosed, as having a terminal illness by a physician after the effective date and while this rider is in force	Optional

Effective January 1, 2019, the TIR can no longer be added to contracts issued before June 1, 2018. The TIR is not available to contracts issued on or after June 1, 2018.

•   Issue ages: No restrictions

•   Adding this rider to your Contract or electing to receive benefits under the rider may have adverse tax consequences

Accelerated Death Benefit for Terminal Illness Rider	This rider will pay the accelerated death benefit payment amount if the Insured is diagnosed as having a terminal illness by a physician while this rider is in force	Optional

The ADBRTI is available to be added to contracts issued on or after June 1, 2018.

•   Issue ages: No restrictions

•   Adding this rider to your Contract or electing to receive benefits under the rider may have adverse tax consequences

Benefits Description [Table Text Block]

Guaranteed Minimum Death Benefit Rider (GMDB)

Issue ages: 0-78 for Contracts issued on or after January 1, 2020

Issue ages: 0-59 for Contracts issued before January 1, 2020

There is no charge for this rider but it must be requested at issue of the Contract and is not available with Coverage Option C.

This rider guarantees the payment of the Death Proceeds at the death of the Insured, regardless of the investment performance of the Subaccounts. In order for this guarantee to apply, this rider must still be in effect and the cumulative Guaranteed Minimum Death Benefit Rider Premium requirement must be met.

The Guaranteed Minimum Death Benefit Premium is the monthly Premium level which guarantees that the Guaranteed Minimum Death Benefit Rider will remain in effect. The cumulative Guaranteed Minimum Death Benefit Rider Premium requirement must be met for this guarantee to remain in effect. This requirement is met if the cumulative paid Premiums equal or exceed the cumulative Guaranteed Minimum Death Benefit Rider Premium requirement plus any Loan Balance on each Monthly Anniversary Day. The cumulative paid Premium is an amount equal to Premiums paid less partial surrenders, each accumulated at the rate of 5%, to the date the cumulative Guaranteed Minimum Death Benefit Rider Premium requirement is tested.

This benefit will only guarantee that the Contract death benefit will remain in force. This benefit does not guarantee that any other rider benefits will remain in force. All other Contract riders terminate at the point the Contract would have terminated in the absence of this Guaranteed Minimum Death Benefit Rider.

If the Contract includes any riders and the Cash Surrender Value is less than or equal to zero after the Guaranteed Payment Period, you have the following options:

•	terminate any other riders attached to this Contract and keep the death benefit in force under the terms of this Guaranteed Minimum Death Benefit Rider; or
•	pay sufficient Premiums to obtain a positive Cash Surrender Value to avoid lapse of the Contract and any riders.

If one of the above options is not selected, we will terminate your Contract and all riders.

If the cumulative Guaranteed Minimum Death Benefit Rider Premium requirement is not met, the rider will be in default. We will send you notice of the Premium required to maintain the rider. We will provide a notice period of 61 days to pay the Premium and maintain the rider. The period begins on the date that we mail the notice. The Premium in default will be the amount by which the cumulative Guaranteed Minimum Death Benefit Rider Premium requirement plus any Loan Balance is greater that the cumulative paid Premium. If the cumulative Guaranteed Minimum Death Benefit Rider Premium requirement is not met and is not paid by the end of the notice period, this rider will terminate.

You may apply to have this rider reinstated within two years of termination of such rider while the Contract is in force. Reinstatement requires:

•	a Written Request to reinstate the rider;
•	evidence of insurability satisfactory to us, unless reinstatement is requested within one year after the beginning of the notice period; and
•	payment of the amount by which the cumulative Guaranteed Minimum Death Benefit Rider Premium plus any Loan Balance exceeds the cumulative paid Premiums on the date of reinstatement.

We have the right to deny reinstatement of the rider more than once during the life of the Contract.

This benefit terminates on the earliest of:

•	the date the Contract terminates for any reason;
•	the date you cancel this rider;
•	for Contracts issued on or after January 1, 2020
Issue Age	Termination Date
Ages 0-60	20 years
61	19 years
62-63	18 years
64	17 years
65-66	16 years
67	15 years
68-69	14 years
70	13 years
71-72	12 years
73	11 years
74-75	10 years
76	9 years
77-78	8 years
•	for Contracts issued before January 1, 2020, the Insured’s Age 65; or
•	when the cumulative Guaranteed Minimum Death Benefit Rider Premium requirement is not met subject to the notice period.

You may cancel this rider at any time. The cancellation will be effective on the Monthly Anniversary Day on or next following the date we receive your Written Request. We may require that the Contract be submitted for endorsement to show the cancellation.

Lifetime Guaranteed Minimum Death Benefit Rider (LGM)

The LGM is not available to Contracts issued on or after January 1, 2020. Issue ages: Same as the Contract

This rider must be requested at issue of the Contract and is not available with Coverage Option C.

This rider guarantees the payment of the Death Proceeds at the death of the Insured, regardless of the investment performance of the Subaccounts. In order for this guarantee to apply, this rider must still be in effect and the cumulative Lifetime Guaranteed Minimum Death Benefit Rider Premium requirement must be met.

The Lifetime Guaranteed Minimum Death Benefit Premium is the monthly Premium level which guarantees that the Lifetime Guaranteed Minimum Death Benefit Rider will remain in effect. The cumulative Lifetime Guaranteed Minimum Death Benefit Rider Premium requirement must be met for this guarantee to remain in effect. This requirement is met if the cumulative paid Premiums equal or exceed the cumulative Lifetime Guaranteed Minimum Death Benefit Rider Premium requirement plus any Loan Balance on each Monthly Anniversary Day. The cumulative paid Premium is an amount equal to Premiums paid less partial surrenders, each accumulated at the rate of 5%, to the date the cumulative Lifetime Guaranteed Minimum Death Benefit Rider Premium requirement is tested.

This benefit will only guarantee that the Contract death benefit will remain in force. This benefit does not guarantee that any other rider benefits will remain in force. All other Contract riders terminate at the point the Contract would have terminated in the absence of this Lifetime Guaranteed Minimum Death Benefit Rider.

If the Contract includes any riders and the Cash Surrender Value is less than or equal to zero after the Guaranteed Payment Period, you have the following options:

•	terminate any other riders attached to this Contract and keep the death benefit in force under the terms of this Lifetime Guaranteed Minimum Death Benefit Rider; or
•	pay sufficient Premiums to obtain a positive Cash Surrender Value to avoid lapse of the Contract and any riders.

If one of the above options is not selected, we will terminate your Contract and all riders.

If the cumulative Lifetime Guaranteed Minimum Death Benefit Rider Premium requirement is not met, the rider will be in default. We will send you notice of the Premium required to maintain the rider. We will provide a notice period of 61 days to pay the Premium and maintain the rider. The period begins on the date that we mail the notice. The Premium in default will be the amount by which the cumulative Lifetime Guaranteed Minimum Death Benefit Rider Premium requirement plus any Loan Balance is greater that the cumulative paid Premium. If the cumulative Lifetime Guaranteed Minimum Death Benefit Rider Premium requirement is not met and is not paid by the end of the notice period, this rider will terminate.

You may apply to have this rider reinstated within two years of termination of such rider while the Contract is in force. Reinstatement requires:

•	a Written Request to reinstate the rider;
•	evidence of insurability satisfactory to us, unless reinstatement is requested within one year after the beginning of the notice period; and
•	payment of the amount by which the cumulative Lifetime Guaranteed Minimum Death Benefit Rider Premium plus any Loan Balance exceeds the cumulative paid Premiums on the date of reinstatement.

We have the right to deny reinstatement of the rider more than once during the life of the Contract.

This benefit terminates on the earliest of:

•	the date the Contract terminates for any reason;
•	the date you cancel this rider; or
•	when the cumulative Lifetime Guaranteed Minimum Death Benefit Rider Premium requirement is not met subject to the notice period.

You may cancel this rider at any time. The cancellation will be effective on the Monthly Anniversary Day on or next following the date we receive your Written Request. We may require that the Contract be submitted for endorsement to show the cancellation.

Disability Continuance of Insurance (DCOI)

Issue ages: 18-55, renewal through Age 59 for Contracts issued on or after January 1, 2020.

Issue ages: 15-55, renewal through Age 59 for Contracts issued before January 1, 2020.

This rider covers the Contract’s Monthly Deductions during the period of total disability of the Insured. DCOI benefits become payable after the Insured’s total disability exists for six consecutive months and total disability occurs before Age 60. Benefits under this rider continue until the Insured is no longer totally disabled.

Disability Premium Benefit Rider (DPB)

Issue ages: 18-55, renewal through Age 59 for Contracts issued on or after January 1, 2020.

Issue ages: 15-55, renewal through Age 59 for Contracts issued before January 1, 2020.

This rider provides for the payment of the disability Premium benefit amount as Premium to the Contract during a period of total disability of the Insured. The DPB benefit amount is a monthly amount that you request. DPB benefits become payable after the Insured’s total disability exists for six consecutive months and total disability occurs before Age 60. Benefits under this rider continue until the Insured is no longer totally disabled.

Accidental Death Benefit (ADB)

Issue ages: 5-60

This rider provides for the payment of an additional amount of insurance in the event of accidental death. The rider terminates when the Insured attains Age 70.

Option to Increase Specified Amount (Assured Insurability - AI)

Issue ages: 0-38

This rider allows the Specified Amount of the Contract to increase by the option amount or less, without evidence of insurability on the Insured. These increases may occur on regular option dates or alternate option dates. See the rider contract for the specific dates. Increasing the Contract’s Specified Amount may have tax consequences. You should consult a tax adviser before doing so.

Spouse’s Term Insurance (STI)

Issue ages: 15-50 (Spouse’s age)

This rider provides decreasing term insurance on the Insured’s spouse. The amount of insurance coverage is expressed in units and a maximum number of five units may be purchased. The amount of insurance per unit of coverage is based on the Insured Spouse’s attained Age. A table specifying the amount of insurance per unit of coverage is in the rider contract.

Children’s Term Insurance (CTI)

Issue ages: 14 Days - 17 Years (Children’s ages)

This rider provides level term insurance on each Insured Child. This term insurance continues until the Contract Anniversary on which the Insured Child’s attained Age is 25. The rider expires on the Contract Anniversary on which the Insured is Age 65.

Other Insured Term Insurance (OI)

Issue ages: 0-65 (Other Insured’s age)

This rider provides level yearly renewable term coverage on the Insured, the Insured’s spouse, and/or children. The term insurance provided by this rider can be converted to a permanent contract at any time the rider is in force without evidence of insurability.

Additional Life Insurance Rider (ALI)

Issue ages: 0-75

This rider provides level yearly renewable term coverage on the Insured, which counts towards the death benefit corridor. The minimum issue limit is $25,000. The maximum term insurance coverage, including Other Insured coverage on the primary Insured, is five times the Specified Amount. If the Contract has Accidental Death Benefit coverage, it is also available on this rider.

Monthly Benefit Rider (MBR)

Issue ages: 20-55

This rider pays a monthly benefit at the death of the Insured. The monthly benefit is in addition to the death benefit payable under the base Contract. The Monthly Benefit Amount increases annually by 3% while the Insured is alive (although a level benefit amount option is available). At death, the benefit amount then in force is frozen and is payable each month until the point in time specified in the Contract. The coverage expires at the date shown in the Contract.

Accelerated Death Benefit/Living Benefits Rider (LBR)

Effective January 1, 2019, the LBR can no longer be added to contracts issued before June 1, 2018. The LBR is not available to contracts issued on or after June 1, 2018.

Issue ages: No restrictions

This rider provides you with the opportunity to receive an accelerated payment of all or part of the Contract’s death benefit (adjusted to reflect present value and a processing fee). The rider provides two accelerated payment options:

Terminal Illness Option. This option will be available if the Insured is diagnosed as terminally ill with a life expectancy of 12 months or less. When satisfactory evidence is provided, which includes a certification by a licensed physician, we will provide an accelerated payment of the portion of the death benefit you select as an accelerated death benefit. For each $1,000 of benefit base, the monthly payment will be at least $85.21, which assumes annual interest of 5%. You may elect to receive monthly payments or a single lump sum payment of equivalent value. If the Insured dies before we have made all the payments, we will pay the Beneficiary in one sum the present value of the remaining payments, calculated at the interest rate we used to determine those payments.

Nursing Home Option. This option will be available if:

•	the Insured is receiving care in an eligible nursing home and has received such care continuously for the preceding six months; and
•	we receive certification by a licensed physician that the Insured is expected to remain in the nursing home until death.

An eligible nursing home is an institution or special nursing unit of a hospital which meets at least one of the following requirements:

•	Medicare approved as a provider of skilled nursing care services;
•	licensed as a skilled nursing home or as an intermediate care facility by the state in which it is located; or
•	meets all the requirements listed below:
•	licensed as a nursing home by the state in which it is located;
•	main function is to provide skilled, intermediate, or custodial nursing care;
•	engaged in providing continuous room and board accommodations to 3 or more persons;
•	under the supervision of a registered nurse (RN) or licensed practical nurse (LPN);
•	maintains a daily medical record of each patient; and
•	maintains control and records for all medications dispensed.

Institutions which primarily provide residential facilities do not qualify as eligible nursing homes.

For each $1,000 of benefit base, the monthly payment will be at least the minimum amount shown in the table below:

Attained Age of Insured	Payment Period In Years	Minimum Monthly Payment for each $1,000 of Benefit Base
64 and under	10	$10.50
65-67	8	$12.56
68-70	7	$14.02
71-73	6	$15.99
74-77	5	$18.74
78 – 81	4	$22.89
82 – 86	3	$29.80
87 and over	2	$43.64

With our consent, you may elect a longer payment period than shown in the table. If you do, we will reduce the monthly payments so that the present value of the monthly payments for the longer period is equal to the present value of the payments for the period shown in the table, calculated at an annual interest rate of at least 5%. We reserve the right to set a maximum monthly benefit of $5,000. If you do not wish to receive monthly payments, you may elect to receive a single sum of equivalent value.

Available Proceeds. The available Death Proceeds is the amount of Proceeds available to be paid out under this rider. That amount is equal to the Death Proceeds payable under the Contract at the death of the Insured, adjusted for any Contract indebtedness. The amount excludes any term insurance from supplementary benefits or riders. You may elect to use all or part of your available Death Proceeds under this rider, so long as the remaining available Proceeds under your Contract equal at least $25,000. We reserve the right to limit the amount of available Death Proceeds you place under this rider to $50,000.

We use the amount of available Proceeds you elect to place under this rider to determine the benefit base. The benefit base is the value we use to calculate the monthly benefit payable. We will adjust the benefit base to account for a reduced life expectancy that recognizes the Insured’s eligibility for the benefit. In addition, we will consider, when applicable: (i) expected future Premiums; (ii) continued reduction in guaranteed charges; (iii) continued payment of any excess interest credited on values; and (iv) an expense charge of up to $250 for payment of the accelerated death benefit proceeds (we may waive this charge). The benefit base for monthly payments under the rider will at least equal the Cash Surrender Value of the Contract multiplied by the percentage of available Proceeds placed under the option of the Accelerated Death Benefit/Living Benefits Rider you elect.

Effect on your Contract. If you use only a portion of your available Proceeds under the rider, your Contract will remain in force. We will reduce Premiums, values, and the amount of insurance in the same proportion as the reduction in available Proceeds. Term insurance amounts provided by the supplement benefits or riders will not be affected.

If you use all of your available Proceeds under this rider, all other benefits under the Contract based on the Insured’s life will end.

Conditions. Your right to receive payment under the terminal illness option or the nursing home option is conditioned on the following:

•    your Contract must be in force and not have entered the Contract’s Grace Period;

•    you must elect this option in writing in a form that meets our requirements;

•    your Contract cannot be assigned except to us as security for a loan; and

•    we may require you to send us the Contract.

You are not eligible for this benefit if you are required by law to exercise this option (i) to satisfy the claims of creditors, whether in bankruptcy or otherwise, or (ii) to apply for, obtain, or retain a government benefit or entitlement.

Termination. This rider terminates the earliest of:

•    the date the Contract terminates for any reason;

•    the date you cancel this rider; or

•    the date you exercise a Paid-up Insurance benefit option, if any, in the Contract.

Adding the LBR to your Contract or electing to receive benefits under the LBR may have adverse tax consequences. You should consult a tax adviser before adding the LBR to your Contract or electing to receive benefits under the LBR, and to determine what, if any, portion of the benefits received under the LBR may be excludible from income for tax purposes.

If you add the LBR, you cannot add the Acceleration of Death Proceeds/Enhanced Living Benefits Rider (ELB) or the Accelerated Death Benefit/Terminal Illness Rider (TIR).

There is no monthly charge for this rider, but we may assess a $250 processing fee.

Acceleration of Death Proceeds/Enhanced Living Benefits Rider (ELB)

Effective January 1, 2019, the ELB can no longer be added to contracts issued before June 1, 2018.

Issue ages: 20 – 80

This rider provides for payment of a portion of the Contract Death Proceeds prior to the death of the Insured. In addition to whatever medical underwriting is required for the issuance of the Contract, full medical underwriting is required for the ELB rider. The rider benefit is available to be paid to the Owner if the Insured qualifies for benefits under either, or both, of 2 triggers: (1) a confinement trigger that requires treatment in a qualified long term care facility continuously for 90 days, or (2) a chronic condition trigger that requires assistance with 2 of 6 activities of daily living (ADL) continuously for 90 days and requires the Insured to qualify as receiving care as defined in the ELB rider. Payments may be made under both triggers concurrently if the Insured qualifies under both triggers. The chronic condition trigger is not available in Hawaii, Kansas, North Carolina, and Utah. In Oregon, the chronic condition trigger may be elected only if the Insured requires substantial supervision to protect the Insured from threats to health and safety due to permanent severe cognitive impairment, as defined in the ELB rider.

More specifically, you may elect the confinement trigger if:

•	the Insured is currently, and has been continuously for the preceding 90 days, confined in an eligible nursing home. The term “confined” requires that the Insured be residing in and receiving care in the eligible nursing home. An “eligible nursing home” is an institution or special nursing unit of a hospital that meets at least one of the following requirements:
•	approved as a Medicare provider of skilled nursing care services;
•	licensed as a skilled nursing home or as an intermediate care facility by the state in which it is located; or
•	meets all of the requirements listed below:
•	licensed as a nursing home by the state in which it is located;
•	main function is to provide skilled or intermediate nursing care;
•	engaged in providing continuous room and board accommodations to 3 or more persons;
•	under the supervision of a registered nurse or licensed practical nurse;
•	maintains a daily medical record of each patient; and
•	maintains control and records for all medications dispensed.

Institutions that primarily provide residential facilities do not qualify as Eligible Nursing Homes; and

•	the Insured’s confinement must be due to medical reasons that are verified by a licensed physician, as defined in the ELB rider.

You may elect the chronic trigger if the Insured has been certified within the last 12 months as having a condition resulting in:

•	being permanently unable to perform, without substantial assistance from another individual, at least two activities of daily living due to a loss of functional capacity (not applicable in Oregon); or
•	requiring substantial supervision to protect such Insured from threats to health and safety due to permanent severe cognitive impairment, as defined in the ELB rider.

To qualify for a chronic condition, the Insured must be receiving health care assistance, as defined in the ELB rider, at least two times a week.

The activities of daily living are:

•	Bathing – Washing oneself by sponge bath or in either a tub or shower, including the task of getting into and out of the tub or shower.
•	Continence – The ability to maintain control of bowel and bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).
•	Dressing – Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
•	Eating – Feeding oneself by getting food into the body from a receptacle or by a feeding tube or intravenously.
•	Toileting – Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
•	Transferring – Moving into or out of a bed, chair or wheelchair.

There are five conditions associated with your right to receive payment under the ELB rider. First, you must elect a trigger in writing and provide initial and ongoing evidence of qualification in a form acceptable to us. Acceptable forms include copies of physician medical records and all recent hospitalizations records supporting the diagnosis of your medical condition. Second, your Contract must be in force and not be in the Grace Period. Third, we must receive the approval of any assignee or irrevocable Beneficiary under your Contract. Fourth, we have the right to seek a second medical opinion as to a chronic condition the Insured may have or the medical necessity of nursing home confinement. We will pay for any second medical opinion we seek. Fifth, we will only make the accelerated death benefit proceeds available to you on a voluntary basis. Accordingly, you are not eligible for this benefit if (i) you are required by law to exercise this option to satisfy the claims of creditors, whether in bankruptcy or otherwise, and (ii) you are required by a government agency to exercise this option in order to apply for, obtain, or retain a government benefit or entitlement.

You may elect to receive benefit payments monthly or in a lump sum.

The monthly benefit payment and lump sum payable for each trigger are set at issue and shown on the contract data page. These amounts are the maximum payout amounts when the Insured qualifies for benefits. The Benefit Base is shown on the contract data page and is the maximum total payout amount for this rider. The Benefit Base, however, may not cover all of the Insured’s long-term expenses during the payout period. Please note that the total accelerated death benefits payable under all contracts or riders on the life a single Insured can never exceed $350,000 regardless of the number or sizes of the contracts or riders in force. For ELB riders issued on or after May 29, 2012 and subject to state approval, the total accelerated death benefits payable under all contracts or riders on the life a single Insured can never exceed $500,000 regardless of the number or sizes of the contracts or riders in force. In addition to the ELB rider, riders that pay accelerated death benefits include the Accelerated Death Benefit/Terminal Illness Rider and the Accelerated Death Benefit/Living Benefits Rider.

Changes in your Contract’s Specified Amount may affect the Benefit Base. If you reduce your Specified Amount while the rider is in force, we may reduce the Benefit Base under the ELB rider. Automatic periodic increases in Specified Amount will increase the Benefit Base by the same percentage as the increase in the Specified Amount, up to maximum Benefit Base. The Maximum Accelerated Benefit Amount is the least of the Benefit Base, 90% of the Specified Amount of the Contract, and $350,000. The Benefit Base cannot ever exceed the lesser of 90% of the Specified Amount of the Contract and $350,000. For ELB riders issued on or after May 29, 2012 and subject to state approval, the Maximum Accelerated Benefit Amount is the least of the Benefit Base, 90% of the Specified Amount of the Contract, and $500,000 and the Benefit Base cannot ever exceed the lesser of 90% of the Specified Amount of the Contract and $500,000.

We will assess a monthly charge for the ELB rider. The cost of insurance rates for the ELB rider will not exceed the rates shown in the Table of Guaranteed Maximum Monthly Cost of Acceleration of Death Proceeds Rates per $1,000 found in the rider. The cost of insurance rate multiplied by the Benefit Base divided by the Specified Amount of the Contract is added to the Insured’s cost of insurance rate for the Contract. The cost of insurance rates for the ELB rider vary based on the Insured’s Age and gender. We will continue to assess the monthly charge for the ELB rider during any period we make benefit payments under the rider.

If you elect the ELB rider, you may be deemed to have received a distribution for tax purposes each time we make a deduction from your Contract Value to pay the rider charges. You should consult a tax adviser with respect to these charges.

This rider has an elimination period. That is, both the confinement and the chronic condition triggers require the corresponding condition to be met for 90 continuous days before monthly benefit payments will be made. After the elimination period and the requirements of the rider have been satisfied, monthly benefit payments can begin or the lump sum payment may be elected. If the death benefit option on your Contract is Option B or Option C when benefits become payable, we will automatically change the death benefit option to Option A. The new Option A Specified Amount will be the Specified Amount as described in the Contract’s option change provision. The ELB rider will not cover the Insured’s expenses during the elimination period.

If your Contract has an outstanding Loan Balance at the time benefits are paid, we will deduct a portion from the benefit payment to reduce the Loan Balance. We consider the amount deducted from the benefit payment to be applied to the loan to be part of the benefit payment.

The monthly benefit payments will stop at the request of the Owner, when the Insured is no longer eligible to receive benefits under this rider, the date the maximum accelerated benefit amount is paid, the date the Contract terminates, or the date you exercise a Paid-up Insurance Benefit option, if any, in the Contract.

A permanent lien will be placed on the Contract when benefits are paid. The lien equals the total of the accelerated death benefit payments made, including any amounts used to repay a Contract loan. On the date the lien is exercised, we will reduce (i) the Specified Amount by the amount of the lien, (ii) your Contract Value by an amount equal to the lien multiplied by the ratio of Contract Value to the Specified Amount of the Contract, (iii) the Benefit Base by the amount of the lien, and (iv) the surrender charges in proportion to the reduction in Specified Amount. Thus, payments under the ELB rider will reduce the amount available on death or surrender of the Contract. After the lien is exercised, there will be no further lien against the Contract.

You may cancel this rider at any time. The cancellation will be effective on the Monthly Anniversary Day or on the next following Monthly Anniversary Day we receive your Written Request. Accelerated death benefit payments under the ELB rider may adversely affect your eligibility for public assistance programs such as medical assistance (Medicaid) or other government benefits.

Adding the ELB rider to your Contract or electing to receive benefits under the rider may have adverse tax consequences.

Under some circumstances, the benefits you receive under the ELB rider may be excludible in whole or in part from your income for Federal tax purposes. In some cases, in order to exclude benefits under the ELB rider from income, it may be necessary to obtain a certification by a physician that the Insured has an illness or physical condition which can reasonably be expected to result in death within 24 months or less after the date of certification, or by a licensed health care practitioner that the Insured is chronically ill. The rules governing the requirements for exclusion and the extent of the exclusion are quite complex and you should consult a tax adviser before requesting benefits under the ELB rider to determine whether and to what extent they may be excludible from income.

You should consult a tax adviser before adding the ELB rider to your Contract or electing to receive benefits under the ELB rider, and to determine what, if any, portion of benefits received under the ELB rider may be excludible from income for tax purposes.

Your rider contract contains more information about the ELB. Please read it carefully.

The rider contract does not pay or reimburse expenses incurred for services or items that are reimbursable under title XVIII of the Social Security Act or would be so reimbursable but for the application of a deductible or coinsurance amount.

If you request to add the ELB to an inforce contract, you must also request to increase your Specified Amount by at least $25,000.

If you add the ELB, you cannot add the LBR or the Accelerated Death Benefit for Chronic Illness Rider (ADBRCC).

Example:

Insured John Doe has a Specified Amount of $250,000 with a Benefit Base amount of $200,000. The current Contract Value is $90,000 and the current outstanding Loan Balance is $10,000.

The Insured has submitted a claim based on the chronic condition trigger that requires assistance with 2 of 6 activities of daily living (ADL). The request is for $2,000 a month for 100-month payment period. A Lien Amount of $200,000 is placed on the Contract.

After the lien is applied as stated in the rider contract, the Benefit Base is $0, the Specified Amount is $50,000, the Contract Value is $18,000, and the Loan Balance is $2,000.

Current Contract Values	Specified Amount	$250,000
	Benefit Base	$200,000
	Contract Value	$90,000
	Loan Balance	$10,000
Accelerated Death Benefit Values	Monthly Benefit Amount	$2,000
	Claim Type	Monthly
	Payment period	100 months
	Lien Amount	$200,000
Adjusted Contract Values	Specified Amount	$50,000
	Benefit Base	$0
	Contract Value	$18,000
	Loan Balance	$2,000

Accelerated Death Benefit for Chronic Illness Rider (ADBRCC)

The ADBRCC is available to be added to contracts issued on or after June 1, 2018.

Issue ages: No restrictions

This rider will pay the accelerated death benefit payment amount if the Insured has been certified for at least 90 days within the last 12 months as having a condition resulting in the Insured:

•	being unable to perform, without substantial assistance from another individual, at least two activities of daily living from the list below due to a loss of functional capacity; or
•	requiring substantial supervision to protect such Insured from threats to health and safety due to severe cognitive impairment. Severe cognitive impairment is defined as the deterioration or loss of the Insured’s intellectual capacity. It is measured by clinical evidence and standardized tests which reliably measure the Insured’s impairment in:
•	short or long term memory;
•	orientation as to people, places or time;
•	deductive or abstract reasoning; and
•	judgment as it relates to safety and awareness.

The activities of daily living are:

•	Bathing – Washing oneself by sponge bath or in either a tub or shower, including the task of getting into and out of the tub or shower.
•	Continence – The ability to maintain control of bowel and bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).
•	Dressing – Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
•	Eating – Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously. Eating does not include preparing meals.
•	Toileting – Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene. Toileting does not include other activities that take place in the bathroom or lavatory.
•	Transferring – Moving into or out of a bed, chair or wheelchair. Transferring does not include mobility outside of the home or facility, including but not limited to transportation.

The chronic illness benefit is paid to you in a lump sum. The chronic illness benefit amount is stated in your rider contract.

The actuarial present value factor will be based on the life expectancy of the Insured and the accelerated death benefit interest rate, determined as of the date of the acceleration request. The accelerated death benefit interest rate is calculated under the terms of the rider and will not exceed 6%.

The minimum requested acceleration under this rider is the lesser of $10,000 or 10% of the Specified Amount and may not result in a chronic illness benefit that exceeds the per diem allowance permitted by section 101(g)(3) of the Internal Revenue Code, multiplied by the number of days in the current calendar year that the Insured is chronically Ill. If the Insured is chronically ill for only part of a calendar year, the chronic illness benefit will not be payable for the period during which the Insured was not chronically ill. The maximum sum of all requested accelerations, for the Contract to which this rider is attached, cannot exceed 80% of the Specified Amount as of the Contract Date, and can never exceed $300,000.

If your Contract has indebtedness, we will deduct a portion of the chronic illness benefit and apply this portion to reduce the indebtedness. The amount of the deduction is calculated pursuant to the terms of the rider.

You may request a chronic illness benefit no more than once each 12 months. We will pay a chronic illness benefit to you or your estate, unless you have otherwise designated or assigned this benefit, in a lump sum immediately after we receive your acceleration request and satisfactory proof that the Insured has a chronic Illness.

If the Insured dies after you request the payment of a chronic illness benefit, but before you have received such payment, we will cancel your request and pay the death benefit in accordance with the terms of the Contract.

Proof that the Insured is chronically ill will include a completed claim form and a written statement from a physician. This information will be used to determine the Insured’s estimated life expectancy in order to derive the actuarial present value factor used in the benefit calculation. We will send you the claim form within 15 days of your acceleration request. If we do not send you the claim form within 15 days, you can meet the proof of loss requirement by giving us a written statement of your claim. In all events, we must receive certification from a physician certifying that the Insured is chronically ill. We reserve the right to review the Insured’s medical records and to obtain a second medical opinion of the Insured’s medical condition at our expense. If there is a disagreement between your physician and the physician designated by us, a third medical opinion may be obtained, at our expense, by a mutually acceptable physician. Such third medical opinion will be binding on both parties.

We will require the signature of the Beneficiary, if the Beneficiary designation then in effect is irrevocable, or any assignee before we pay a benefit under this rider.

You may cancel this rider by filing a Written Notice with us.

This rider will be reinstated if:

•	the Contract to which this rider is attached terminates and is subsequently reinstated according to the Contract’s reinstatement provision; and
•	this rider was in force at the time the Contract terminated.

This rider terminates on the earliest of:

•	the date a benefit is paid under any Accelerated Death Benefit for Terminal Illness Rider (ADBRTI) attached to your Contract;
•	the date the total amount of requested accelerations under any accelerated death benefit riders attached to the Contract equals the maximum amount described in the Requesting an Acceleration section of the rider;
•	the date the Contract terminates for any reason;
•	the date this rider is cancelled by you;
•	the date the Contract matures;
•	the date the Insured dies; or
•	the date you surrender your Contract.

Adding the ADBRCC rider to your Contract or electing to receive benefits under the rider may have adverse tax consequences. You should consult a tax adviser before adding the ADBRCC rider to your Contract or electing to receive benefits under the ADBRCC rider, and to determine what, if any, portion of benefits received under the ADBRCC rider may be excludible from income for tax purposes.

If you request to add the ADBRCC to an inforce contract, you must also request to increase your Specified Amount by at least $25,000.

If you add the ADBRCC, the Accelerated Death Benefit for Terminal Illness Rider (ADBRTI) will automatically be added to your contract.

If you add the ADBRCC, you cannot add the ELB.

There is no monthly charge for this rider, but we may assess a $250 processing fee.

Accelerated Death Benefit/Terminal Illness Rider (TIR)

Effective January 1, 2019, the TIR can no longer be added to contracts issued before June 1, 2018. The TIR is not available to contracts issued on or after June 1, 2018.

Issue ages: No restrictions

This rider will pay the accelerated death benefit payment amount if the Insured is diagnosed as having a terminal illness by a physician after the effective date and while this rider is in force. A terminal illness is defined as any non-correctable medical condition, which, in the physician’s best medical judgment, will result in the Insured’s death within twelve months from the date of the physician’s certification. Adding this rider to your Contract or electing to receive benefits under the rider may have adverse tax consequences. You should consult a tax adviser before adding the rider to your Contract or electing to receive benefits under the rider.

The accelerated death benefit is the amount you request when you submit a claim under this rider. The maximum benefit is 50% of the Specified Amount of your Contract at the time you submit your request. We reserve the right to require the following:

•	that the minimum benefit amount be 10% of the Specified Amount in your Contract;
•	that the accelerated death benefit not exceed $250,000; and
•	that the remaining Specified Amount (after adjustments) in your Contract be at least $10,000.

The amount we pay under this benefit is equal to the accelerated death benefit less:

•	a $200 processing fee (we may waive this fee);
•	an interest charge; and
•	any loan repayment amount.

The interest charge is equal to the accelerated death benefit amount multiplied by the applicable loan interest rate divided by 1 plus the loan interest rate. The loan interest rate is stated in your Contract.

The loan repayment amount equals the outstanding loan at the time the claim is paid times the accelerated death benefit percentage. The accelerated death benefit percentage varies with your death benefit Coverage Option.

For Contracts with Coverage Option A, the accelerated death benefit percentage is equal to B divided by C. For Contracts with Coverage Option B, the accelerated death benefit percentage is equal to B divided by the sum of C and D. For contracts with Coverage Option C, the accelerated death benefit percentage is equal to B divided by the sum of C and E. For purposes of calculating the accelerated death benefit percentage:

“B” is the accelerated death benefit;

“C” is your Contract’s Specified Amount at the time we pay the accelerated death benefit; and

“D” is your Contract Value at the time we pay the accelerated death benefit.

“E” is the contract’s total Premiums paid minus the total amount of partial surrenders.

You may only elect the accelerated death benefit one time. Irrevocable beneficiaries must consent in writing to the payment of accelerated death benefit. We reserve the right to require that any assignee or credit Beneficiary consent in writing to payment of the accelerated death benefit.

If we pay the accelerated death benefit, your Contract’s Specified Amount, Contract Value and surrender charges, if any, will be reduced by the amount of the accelerated death benefit percentage.

You may claim the accelerated death benefit by forwarding to us a completed claim form, executed by you, and a physician’s certification satisfactory to us. We may request additional medical information, and may require that the Insured be examined by a physician of our choice and at our expense.

The Accelerated Death Benefit/Terminal Illness Rider will terminate on the earliest of:

•	the date your Contract terminates;
•	the date we pay an accelerated death benefit; or
•	the date you cancel this rider.

Example:

Insured John Doe has a Specified Amount of $100,000 (Coverage Option A) with an outstanding loan amount of $1,000 for a death benefit amount of $99,000. The Insured has submitted a claim for an accelerated death benefit of $50,000. The accelerated death benefit is $47,119.05 after the deduction of a $2,380.95 interest charge and a $500 loan repayment amount.

After the accelerated death benefit is paid, the Specified Amount is $50,000, the Contract Value is $1,000, the Loan Balance is $500, the remaining surrender charge is $375, and the remaining death benefit is $49,500.

Current Contract Values	Specified Amount	$100,000
	Outstanding Contract Loan	$1,000
	Contract Value	$2,000
	Surrender Charge	$750
	Death Benefit	$99,000
Accelerated Death Benefit Values	Accelerated Death Benefit	$50,000
	Accelerated Death Benefit Percentage	50.00%
	Interest Charge	$2,380.95
	Processing Fee	NA
	Loan Repayment Amount	$500
	Accelerated Death Benefit Payment	$47,119.05
Adjusted Contract Values	Specified Amount	$50,000
	Outstanding Contract Loan	$500
	Contract Value	$1,000
	Surrender Charge	$375
	Death Benefit	$49,500

You should know that adding or electing to use the Accelerated Death Benefit/Terminal Illness Rider could have adverse tax consequences. You should consult a tax adviser before adding or electing to receive this benefit. (See “TAX CONSIDERATIONS”)

If you add the TIR, you cannot add the LBR.

There is no monthly charge for this rider, but we may assess a $200 processing fee.

Accelerated Death Benefit for Terminal Illness Rider (ADBRTI)

The ADBRTI is available to be added to contracts issued on or after June 1, 2018.

Issue ages: No restrictions

This rider will pay the accelerated death benefit payment amount if the Insured is diagnosed as having a terminal illness by a physician while this rider is in force. A terminal illness is defined as any non-correctable medical condition which, in the physician’s best medical judgment, will result in the Insured’s death within twelve months from the date of the physician’s certification. The date of the physician’s certification should be the same as the date of diagnosis with the date of diagnosis at least 14 days after the onset of the non-correctable medical condition.

The accelerated death benefit is the amount you request when you submit a claim under this rider. The maximum benefit is 80% of the Specified Amount of your Contract at the time you submit your request.

The minimum benefit amount is 10% of the Specified Amount of your Contract or $10,000.

The maximum accelerated death benefit under this rider is $300,000. The sum of all accelerated death benefit payments made by us under all accelerated death benefit riders attached to the Contract cannot exceed $300,000.

The amount we pay under this benefit is equal to the accelerated death benefit less:

•	a $250 processing fee (we may waive this fee);
•	an interest charge; and
•	any loan repayment amount.

The interest charge is equal to the accelerated death benefit amount multiplied by the accelerated death benefit interest rate divided by 1 plus the accelerated death benefit interest rate. The accelerated death benefit interest rate is calculated under the terms of the rider and will not exceed 6%.

The loan repayment amount equals the outstanding loan at the time the claim is paid times the accelerated death benefit percentage. The accelerated death benefit percentage varies with the death benefit Coverage Option you have selected under the Contract.

For Contracts with Coverage Option A, the accelerated death benefit percentage is equal to B divided by C. For Contracts with Coverage Option B, the accelerated death benefit percentage is equal to B divided by the sum of C and D. For contracts with Coverage Option C, the accelerated death benefit percentage is equal to B divided by the sum of C and E. For purposes of calculating the accelerated death benefit percentage:

“B” is the accelerated death benefit;

“C” is your Contract’s Specified Amount at the time we pay the accelerated death benefit; and

“D” is your Contract Value at the time we pay the accelerated death benefit.

“E” is the Contract’s total Premiums paid minus the total amount of partial surrenders.

You may only elect the accelerated death benefit one time.

If the Insured dies after you request the payment of a terminal illness benefit, but before you have received such payment, we will cancel your request and pay the death benefit in accordance with the terms of the Contract.

Irrevocable beneficiaries must consent in writing to the payment of accelerated death benefit. We reserve the right to require that any assignee or credit Beneficiary consent in writing to payment of the accelerated death benefit.

You may claim the accelerated death benefit by forwarding to us a completed claim form, executed by you, and a physician’s certification satisfactory to us. We will furnish a claim form for this purpose within 15 days of your request. We may request additional medical information, and may require that the Insured be examined by a physician of our choice and at our expense.

If we pay the accelerated death benefit, your Contract’s Specified Amount, Contract Value and surrender charges, if any, will be reduced by the amount of the accelerated death benefit percentage. Prior to and concurrent with payment of the accelerated death benefit, we will inform you and any irrevocable Beneficiary of the amount of the Contract’s remaining Specified Amount, Contract Value and loan amount.

Your right to receive payment under this rider is subject to the following conditions:

•	the Contract must be in force and not be in the grace period;
•	we must receive the approval of any assignee or irrevocable Beneficiary under your Contract;
•	we have the right to seek a second medical opinion as to any terminal condition the Insured may have. If we seek a second medical opinion, we will pay for it. If there is a disagreement between your physician and the physician designated by us, a third medical opinion may be obtained, at our expense, by a mutually acceptable physician. Such third medical opinion will be binding on both parties; and
•	this benefit provides for the accelerated payment of life insurance proceeds and is not intended to cause you to involuntarily gain access to proceeds ultimately payable to the named Beneficiary. Therefore, we will make the accelerated death benefit proceeds available to you on a voluntary basis only. Accordingly:
•	if you are required by law to exercise this option to satisfy the claims of creditors, whether in bankruptcy or otherwise, you are not eligible for this benefit; or
•	if you are required by a government agency to exercise this option in order to apply for, obtain, or retain a government benefit or entitlement, you are not eligible for this benefit.

This rider will be reinstated if:

•	the Contract to which this rider is attached terminates and is subsequently reinstated according to the Contract’s reinstatement provision; and
•	this rider was in force at the time the Contract terminated.

The Accelerated Death Benefit/Terminal Illness Rider will terminate on the earliest of:

•	the date the Contract terminates for any reason;
•	the date an accelerated death benefit payment amount is paid;
•	the date the total amount of accelerated death benefits under any accelerated death benefit riders attached to the Contract equals the maximum amount described in the accelerated death benefit section;
•	the date the Insured dies;
•	the date this rider is cancelled by you; or
•	the date the Contract matures.

Example:

Insured John Doe has a Specified Amount of $100,000 (Coverage Option A) with an outstanding loan amount of $4,000 for a death benefit amount of $96,000. The Insured has submitted a claim for an accelerated death benefit of $80,000. The accelerated death benefit is $74,219.90 after the deduction of a $2,330.10 interest charge, a $3,200 loan repayment amount, and a $250 processing fee (currently waived).

After the accelerated death benefit is paid, the Specified Amount is $20,000.00, the Contract Value is $1,670, the Loan Balance is $800, the remaining surrender charge is $32.40, and the remaining death benefit is $19,200.

Current Contract Values	Specified Amount	$100,000
	Outstanding Contract Loan	$4,000
	Contract Value	$8,350
	Surrender Charge	$162
	Death Benefit	$96,000
Accelerated Death Benefit Values	Accelerated Death Benefit	$80,000
	Accelerated Death Benefit Percentage	80%
	Interest Charge	$2,330.10
	Processing Fee	$250
	Loan Repayment Amount	$3,200
	Accelerated Death Benefit Payment	$74,219.90
Adjusted Contract Values	Specified Amount	$20,000
	Outstanding Contract Loan	$800
	Contract Value	$1,670
	Surrender Charge	$32.40
	Death Benefit	$19,200

You should know that adding or electing to use the ADBRTI rider could have adverse tax consequences. You should consult a tax adviser before adding or electing to receive this benefit. (See “TAX CONSIDERATIONS”)

If you request to add the ADBRTI to an inforce contract, you must also request to increase your Specified Amount by at least $25,000.

There is no monthly charge for this rider, but we may assess a $250 processing fee.

Item 18. Portfolio Companies (N-6) [Text Block]

APPENDIX A – PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT

The following is a list of Portfolio Companies available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://pex.broadridge.com/funds.asp?cid=kclife. You can also request this information at no cost by calling us at (800)-616-3670 or by sending an email request to statecompliance@kclife.com.

The current expenses and performance information below reflects the fees and expenses of the Portfolio Companies but do not reflect the other fees and charges that the Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
Capital growth	AIM Variable Insurance Funds Invesco V.I. American Franchise Fund – Series I Shares (Manager: Invesco Advisers, Inc. (“Invesco”)).	0.86%	-31.11%	7.66%	11.64%
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Core Equity Fund – Series I Shares (Manager: Invesco Advisers, Inc. (“Invesco”)).	0.80%	-20.55%	6.19%	8.30%
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Technology Fund – Series I Shares (Manager: Invesco Advisers, Inc. (“Invesco”)).	0.98%	-39.95%	6.31%	10.46%
Capital growth	American Century Variable Portfolios, Inc. VP Capital Appreciation Fund – Class I (Manager: American Century Investment Management, Inc.).	0.92% [i]	-28.11%	7.91%	10.25%
Capital growth by investing in common stocks (Income is a secondary objective)	American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund – Class I (Manager: American Century Investment Management, Inc.).	0.71%	-12.74%	6.85%	10.63%
Capital growth	American Century Variable Portfolios, Inc. VP International Fund – Class I (Manager: American Century Investment Management, Inc.).	1.10% [i]	-24.75%	2.32%	4.95%
Long-term capital growth (Income is a secondary objective)	American Century Variable Portfolios, Inc. VP Mid Cap Value Fund – Class I (Manager: American Century Investment Management, Inc.).	0.86%	-1.19%	6.76%	11.01%
Long-term capital growth	American Century Variable Portfolios, Inc. VP Ultra® Fund – Class I (Manager: American Century Investment Management, Inc.).	0.76% [i]	-32.38%	11.10%	14.12%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital growth (Income is a secondary objective)	American Century Variable Portfolios, Inc. VP Value Fund – Class I (Manager: American Century Investment Management, Inc.).	0.73% [i]	0.54%	7.85%	10.59%
Long-term total return using a strategy that seeks to protect against U.S. inflation	American Century Variable Portfolios II, Inc. VP Inflation Protection Fund – Class II (Manager: American Century Investment Management, Inc.).	0.77%	-13.08%	1.38%	0.67%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term	American Funds Insurance Series® Asset Allocation Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.55%	-13.41%	5.33%	8.10%
Provide a level of current income that exceeds the average yield on U.S. stocks generally and provide a growing stream of income over the years. Providing growth of capital is a secondary objective	American Funds Insurance Series® Capital Income Builder® – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.52% [i]	-7.13%	4.09%	-
Provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds Insurance Series® Capital World Bond Fund® – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.72%	-17.70%	-1.77%	-0.50%
Long-term growth of capital	American Funds Insurance Series® Global Growth Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.66% [i]	-24.74%	7.06%	10.15%
Achieve long-term growth of capital and income	American Funds Insurance Series® Growth-Income Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.53%	-16.50%	7.83%	11.54%
Long-term capital appreciation	American Funds Insurance Series® New World Fund® – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.82% [i]	-22.10%	2.32%	4.27%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Asset Allocation Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.90% [i]	-13.97%	2.83%	5.69%
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Washington Mutual Investors FundSM – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.88% [i]	-9.16%	2.08%	-
Growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.94% [i]	-24.88%	6.31%	-
Achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth-Income Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.87% [i]	-16.93%	4.06%	-
Provide long-term growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk International Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	1.11% [i]	-15.54%	-2.60%	-
The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	BNY Mellon Variable Investment Fund Appreciation Portfolio – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Fayez Sarofim Co., LLC (Sarofim & Co.)).	0.83%	-18.06%	10.31%	11.10%
The fund seeks capital growth.	BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.).; Sub-Investment Advisor: Newton Investment Management North America, LLC	0.82%	-16.62%	2.79%	9.46%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
The fund seeks to match the total return of the S&P 500® Index.	BNY Mellon Stock Index Fund, Inc. – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.).; Sub-Investment Advisor: Mellon Investments Corporation	0.26%	-18.31%	9.14%	12.28%
The fund seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Newton Investment Management Limited).	0.68% [i]	-22.87%	9.33%	11.36%
High long-term total return through growth and current income	Calamos® Advisors Trust, Calamos Growth and Income Portfolio (Manager: Calamos Advisors LLC).	1.34%	-19.07%	7.63%	8.35%
Growth of capital	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).	1.07% [i]	-31.01%	6.78%	9.89%
Long-term capital appreciation	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).	1.21% [i]	-31.86%	14.35%	18.39%
Long-term capital growth	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).	1.10% [i]	-14.93%	4.38%	9.12%
Achieve high current income and moderate capital appreciation	Federated Hermes Insurance Series Federated Hermes Managed Volatility Fund II – P (Manager: Federated Hermes Global Investment Management Corp.; Sub-Adviser: Federated Hermes Investment Management Company).	0.95%	-13.75%	2.56%	5.38%
Seek high current income	Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II – P (Manager: Federated Hermes Investment Management Company).	0.81% [i]	-11.78%	1.59%	3.58%
Provide current income consistent with stability of principal and liquidity	Federated Hermes Insurance Series Federated Hermes Government Money Fund II – S (Manager: Federated Hermes Investment Management Company).	0.63% [i]	1.16%	0.85%	0.46%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation	Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2 (Manager: Fidelity Management & Research Company (FMR); Sub-Advisors: FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund).	0.85%	-26.49%	8.39%	11.15%
High total return (Principal preservation is a secondary objective)	Fidelity® Variable Insurance Products Freedom Income Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.60%	-12.26%	1.69%	2.89%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2010 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.65%	-13.66%	2.55%	4.68%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2015 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.69%	-14.79%	3.04%	5.26%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2020 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.73%	-15.97%	3.47%	5.79%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2025 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.76%	-16.64%	3.84%	6.51%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2030 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.79%	-17.09%	4.34%	7.22%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2035 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.84%	-17.89%	5.12%	8.11%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2040 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.88%	-18.41%	5.62%	8.44%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2045 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.88%	-18.42%	5.63%	8.51%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2050 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.88%	-18.47%	5.61%	8.53%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
High total return	Franklin Templeton Variable Insurance Products Trust, Franklin Global Real Estate VIP Fund – Class 2 (Manager: Franklin Templeton Institutional, LLC).	1.25% [i]	-25.92%	0.48%	3.15%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Franklin Small-Mid Cap Growth VIP Fund – Class 2 (Manager: Franklin Advisers, Inc.).	1.09%	-33.52%	7.34%	10.18%
Long-term capital appreciation	Franklin Templeton Variable Insurance Products Trust, Templeton Developing Markets VIP Fund – Class 2 (Manager: Templeton Asset Management Ltd.).	1.37% [i]	-21.70%	-1.40%	1.28%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Templeton Foreign VIP Fund – Class 2 (Manager: Templeton Investment Counsel, LLC).	1.09% [i]	-7.39%	-1.73%	1.72%
Capital appreciation (Achieving current income by investing primarily in equity securities is a secondary objective)	LVIP JPMorgan Mid Cap Value Fund – Standard Class Shares (Formerly JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Shares) (Manager: Lincoln Investment Advisors Corporation).	0.73%	-8.16%	6.00%	9.98%
Capital growth over the long term	LVIP JPMorgan Small Cap Core Fund – Standard Class Shares (Formerly JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares) (Manager: Lincoln Investment Advisors Corporation).	0.76%	-19.35%	4.07%	9.59%
Provide high total return from a portfolio of selected equity securities	LVIP JPMorgan U.S. Equity Fund – Standard Class Shares (Formerly JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares) (Manager: Lincoln Investment Advisors Corporation).	0.67%	-18.69%	10.25%	13.21%
Capital appreciation	MFS® Variable Insurance Trust, MFS® Growth Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.74% [i]	-31.63%	9.57%	13.05%
Capital appreciation	MFS® Variable Insurance Trust, MFS® Research Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.79% [i]	-17.21%	8.90%	11.68%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
Total return with an emphasis on current income, but also considering capital appreciation	MFS® Variable Insurance Trust, MFS® Total Return Bond Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.53% [i]	-13.93%	0.19%	1.39%
Total return	MFS® Variable Insurance Trust, MFS® Total Return Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.61% [i]	-9.58%	5.18%	7.34%
Total return	MFS® Variable Insurance Trust, MFS® Utilities Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.78% [i]	0.76%	9.00%	8.63%
Total return with an emphasis on high current income, but also considering capital appreciation	MFS® Variable Insurance Trust II MFS® Income Portfolio – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.75%[i]	-13.71%	0.73%	2.06%
Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.76%	-11.85%	1.76%	3.13%
Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.74%	-13.73%	1.77%	3.77%
Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.75%	-13.35%	1.92%	3.72%

[i] Denotes Fund Portfolio and their investment adviser have entered into temporary expense reimbursements and/or fee waivers. See the prospectus for the Fund Portfolio for further information

Portfolio Companies [Table Text Block]

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
Capital growth	AIM Variable Insurance Funds Invesco V.I. American Franchise Fund – Series I Shares (Manager: Invesco Advisers, Inc. (“Invesco”)).	0.86%	-31.11%	7.66%	11.64%
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Core Equity Fund – Series I Shares (Manager: Invesco Advisers, Inc. (“Invesco”)).	0.80%	-20.55%	6.19%	8.30%
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Technology Fund – Series I Shares (Manager: Invesco Advisers, Inc. (“Invesco”)).	0.98%	-39.95%	6.31%	10.46%
Capital growth	American Century Variable Portfolios, Inc. VP Capital Appreciation Fund – Class I (Manager: American Century Investment Management, Inc.).	0.92% [i]	-28.11%	7.91%	10.25%
Capital growth by investing in common stocks (Income is a secondary objective)	American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund – Class I (Manager: American Century Investment Management, Inc.).	0.71%	-12.74%	6.85%	10.63%
Capital growth	American Century Variable Portfolios, Inc. VP International Fund – Class I (Manager: American Century Investment Management, Inc.).	1.10% [i]	-24.75%	2.32%	4.95%
Long-term capital growth (Income is a secondary objective)	American Century Variable Portfolios, Inc. VP Mid Cap Value Fund – Class I (Manager: American Century Investment Management, Inc.).	0.86%	-1.19%	6.76%	11.01%
Long-term capital growth	American Century Variable Portfolios, Inc. VP Ultra® Fund – Class I (Manager: American Century Investment Management, Inc.).	0.76% [i]	-32.38%	11.10%	14.12%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital growth (Income is a secondary objective)	American Century Variable Portfolios, Inc. VP Value Fund – Class I (Manager: American Century Investment Management, Inc.).	0.73% [i]	0.54%	7.85%	10.59%
Long-term total return using a strategy that seeks to protect against U.S. inflation	American Century Variable Portfolios II, Inc. VP Inflation Protection Fund – Class II (Manager: American Century Investment Management, Inc.).	0.77%	-13.08%	1.38%	0.67%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term	American Funds Insurance Series® Asset Allocation Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.55%	-13.41%	5.33%	8.10%
Provide a level of current income that exceeds the average yield on U.S. stocks generally and provide a growing stream of income over the years. Providing growth of capital is a secondary objective	American Funds Insurance Series® Capital Income Builder® – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.52% [i]	-7.13%	4.09%	-
Provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds Insurance Series® Capital World Bond Fund® – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.72%	-17.70%	-1.77%	-0.50%
Long-term growth of capital	American Funds Insurance Series® Global Growth Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.66% [i]	-24.74%	7.06%	10.15%
Achieve long-term growth of capital and income	American Funds Insurance Series® Growth-Income Fund – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.53%	-16.50%	7.83%	11.54%
Long-term capital appreciation	American Funds Insurance Series® New World Fund® – Class 2 Shares (Manager: Capital Research and Management CompanySM).	0.82% [i]	-22.10%	2.32%	4.27%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Asset Allocation Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.90% [i]	-13.97%	2.83%	5.69%
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Washington Mutual Investors FundSM – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.88% [i]	-9.16%	2.08%	-
Growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.94% [i]	-24.88%	6.31%	-
Achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth-Income Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.87% [i]	-16.93%	4.06%	-
Provide long-term growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk International Fund – Class P2 Shares (Manager: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	1.11% [i]	-15.54%	-2.60%	-
The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	BNY Mellon Variable Investment Fund Appreciation Portfolio – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Fayez Sarofim Co., LLC (Sarofim & Co.)).	0.83%	-18.06%	10.31%	11.10%
The fund seeks capital growth.	BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.).; Sub-Investment Advisor: Newton Investment Management North America, LLC	0.82%	-16.62%	2.79%	9.46%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
The fund seeks to match the total return of the S&P 500® Index.	BNY Mellon Stock Index Fund, Inc. – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.).; Sub-Investment Advisor: Mellon Investments Corporation	0.26%	-18.31%	9.14%	12.28%
The fund seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares (Manager: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Newton Investment Management Limited).	0.68% [i]	-22.87%	9.33%	11.36%
High long-term total return through growth and current income	Calamos® Advisors Trust, Calamos Growth and Income Portfolio (Manager: Calamos Advisors LLC).	1.34%	-19.07%	7.63%	8.35%
Growth of capital	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).	1.07% [i]	-31.01%	6.78%	9.89%
Long-term capital appreciation	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).	1.21% [i]	-31.86%	14.35%	18.39%
Long-term capital growth	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (Manager: Columbia Management Investment Advisers, LLC.).	1.10% [i]	-14.93%	4.38%	9.12%
Achieve high current income and moderate capital appreciation	Federated Hermes Insurance Series Federated Hermes Managed Volatility Fund II – P (Manager: Federated Hermes Global Investment Management Corp.; Sub-Adviser: Federated Hermes Investment Management Company).	0.95%	-13.75%	2.56%	5.38%
Seek high current income	Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II – P (Manager: Federated Hermes Investment Management Company).	0.81% [i]	-11.78%	1.59%	3.58%
Provide current income consistent with stability of principal and liquidity	Federated Hermes Insurance Series Federated Hermes Government Money Fund II – S (Manager: Federated Hermes Investment Management Company).	0.63% [i]	1.16%	0.85%	0.46%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation	Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2 (Manager: Fidelity Management & Research Company (FMR); Sub-Advisors: FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund).	0.85%	-26.49%	8.39%	11.15%
High total return (Principal preservation is a secondary objective)	Fidelity® Variable Insurance Products Freedom Income Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.60%	-12.26%	1.69%	2.89%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2010 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.65%	-13.66%	2.55%	4.68%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2015 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.69%	-14.79%	3.04%	5.26%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2020 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.73%	-15.97%	3.47%	5.79%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2025 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.76%	-16.64%	3.84%	6.51%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2030 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.79%	-17.09%	4.34%	7.22%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2035 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.84%	-17.89%	5.12%	8.11%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2040 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.88%	-18.41%	5.62%	8.44%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2045 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.88%	-18.42%	5.63%	8.51%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2050 Portfolio – Service Class 2 (Manager: FMR Co., Inc. (FMRC)).	0.88%	-18.47%	5.61%	8.53%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
High total return	Franklin Templeton Variable Insurance Products Trust, Franklin Global Real Estate VIP Fund – Class 2 (Manager: Franklin Templeton Institutional, LLC).	1.25% [i]	-25.92%	0.48%	3.15%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Franklin Small-Mid Cap Growth VIP Fund – Class 2 (Manager: Franklin Advisers, Inc.).	1.09%	-33.52%	7.34%	10.18%
Long-term capital appreciation	Franklin Templeton Variable Insurance Products Trust, Templeton Developing Markets VIP Fund – Class 2 (Manager: Templeton Asset Management Ltd.).	1.37% [i]	-21.70%	-1.40%	1.28%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Templeton Foreign VIP Fund – Class 2 (Manager: Templeton Investment Counsel, LLC).	1.09% [i]	-7.39%	-1.73%	1.72%
Capital appreciation (Achieving current income by investing primarily in equity securities is a secondary objective)	LVIP JPMorgan Mid Cap Value Fund – Standard Class Shares (Formerly JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Shares) (Manager: Lincoln Investment Advisors Corporation).	0.73%	-8.16%	6.00%	9.98%
Capital growth over the long term	LVIP JPMorgan Small Cap Core Fund – Standard Class Shares (Formerly JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares) (Manager: Lincoln Investment Advisors Corporation).	0.76%	-19.35%	4.07%	9.59%
Provide high total return from a portfolio of selected equity securities	LVIP JPMorgan U.S. Equity Fund – Standard Class Shares (Formerly JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares) (Manager: Lincoln Investment Advisors Corporation).	0.67%	-18.69%	10.25%	13.21%
Capital appreciation	MFS® Variable Insurance Trust, MFS® Growth Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.74% [i]	-31.63%	9.57%	13.05%
Capital appreciation	MFS® Variable Insurance Trust, MFS® Research Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.79% [i]	-17.21%	8.90%	11.68%
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2022)
			1 year	5 year	10 year
Total return with an emphasis on current income, but also considering capital appreciation	MFS® Variable Insurance Trust, MFS® Total Return Bond Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.53% [i]	-13.93%	0.19%	1.39%
Total return	MFS® Variable Insurance Trust, MFS® Total Return Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.61% [i]	-9.58%	5.18%	7.34%
Total return	MFS® Variable Insurance Trust, MFS® Utilities Series – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.78% [i]	0.76%	9.00%	8.63%
Total return with an emphasis on high current income, but also considering capital appreciation	MFS® Variable Insurance Trust II MFS® Income Portfolio – Initial Class Shares (Manager: Massachusetts Financial Services Company).	0.75%[i]	-13.71%	0.73%	2.06%
Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.76%	-11.85%	1.76%	3.13%
Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.74%	-13.73%	1.77%	3.77%
Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares (Manager: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.75%	-13.35%	1.92%	3.72%

[i] Denotes Fund Portfolio and their investment adviser have entered into temporary expense reimbursements and/or fee waivers. See the prospectus for the Fund Portfolio for further information

Tax Risks [Member]
Prospectus:
Principal Risk [Text Block]

Tax Risks. In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Contract must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that Contracts issued on a standard basis should satisfy the applicable requirements. There is less guidance, however, with respect to Contracts issued on a substandard basis, and such Contracts may not satisfy the applicable requirements in all circumstances, particularly if you pay the full amount of Premiums permitted under the Contract.

Depending on the total amount of Premiums you pay, the Contract may be treated as a modified endowment contract under Federal tax laws. If a Contract is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the Contract will be taxable as ordinary income to the extent there are earnings in the Contract. In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before you reach Age 59½. If the Contract is not a modified endowment contract, then distributions generally will be treated first as a return of basis or investment in the Contract and then as taxable income. Moreover, loans will generally not be treated as distributions although the tax treatment of preferred loans is unclear. Finally, neither distributions nor loans from a Contract that is not a modified endowment contract are subject to the 10% penalty tax. (See “TAX CONSIDERATIONS”)

You should consult a qualified tax adviser for assistance in all Contract-related tax matters.

Risk of Increase in Current Fees and Expenses [Member]
Prospectus:
Principal Risk [Text Block]	Risk of Increase in Current Fees and Expenses. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of Premiums to keep the Contract in force.
Surrender and Partial Surrender Risks [Member]
Prospectus:
Principal Risk [Text Block]

Surrender and Partial Surrender Risks. During the first ten Contract Years (fifteen Contracts Years for Contracts issued before January 1, 2020), we will deduct a surrender charge from the Contract Value if the Contract is completely surrendered or lapses. An additional surrender charge and surrender charge period will apply to each portion of the Contract resulting from a Specified Amount increase, starting with the effective date of the increase. Under some circumstances, the amount of the surrender charge during the first few Contract Years could result in a Cash Surrender Value of zero.

You should purchase the Contract only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Contract if you intend to surrender all or part of the Contract Value in the near future. We designed the Contract to meet long-term financial goals. The Contract is not suitable as a short-term investment.

Even if you do not surrender your Contract, surrender charges may play a role in determining whether your Contract will lapse, because surrender charges affect the Cash Surrender Value, which is a measure we use to determine whether your Contract will enter the Grace Period (and possibly terminate). (See “Risk of Lapse”) A surrender or partial surrender may have tax consequences. (See “TAX CONSIDERATIONS”)

Loan Risks [Member]
Prospectus:
Principal Risk [Text Block]

Loan Risks. A Contract loan will affect your Contract in several ways over time, whether or not it is repaid, because the investment results of the Subaccounts may be less than (or greater than) the net interest rate credited on the amount transferred to the Loan Account securing the loan.

•	Your Contract Value, by comparison to a Contract under which no loan has been made, will be less if the Fixed Account interest rate is less than the investment return of the applicable Subaccounts (and greater if the Fixed Account interest rate is higher than the investment return of the applicable Subaccounts).
•	A Contract loan increases the risk that the Contract will terminate, since a loan decreases the Cash Surrender Value.
•	If the death benefit becomes payable while a Contract loan is outstanding, the Loan Balance will be deducted in calculating the Death Proceeds.

A loan may have tax consequences. In addition, if you surrender the Contract or allow it to lapse while a Contract loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly. (See “TAX CONSIDERATIONS”)

Risk of Frequent Transfers [Member]
Prospectus:
Principal Risk [Text Block]	Risk of Frequent Transfers. We have policies and procedures that attempt to detect frequent, large, programmed, or short-term transfers among the Subaccounts that may adversely affect other Owners and persons with rights under the Contracts. We employ various means to try to detect such transfer activity, but the detection and deterrence of harmful trading activity involves judgments that are inherently subjective. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests under the Contracts. In addition, we cannot guarantee that the Funds will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the Funds.
Cybersecurity and Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]

Cybersecurity and Business Continuity Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyberattacks or information security breaches in the future. The risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments).

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively by preventing the workforce from working remotely and impair our ability to process Contract-related transactions or to calculate Contract values.

The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal. Reference Principal Risks of Investing in The Contract
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in the Contract, including loss of principal.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]

The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. You will pay a surrender charge if your Contract is fully surrendered or lapses within the first 10 Contract Years (for Contracts issued on or after January 1, 2020) or within the first 15 Contract Years (for Contracts issued before January 1, 2020) There might also be tax consequences.

Reference Principal Risks of Investing in The Contract

Principal Risk [Text Block]	Not a Short-Term Investment. The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. You will pay a surrender charge it your Contract is fully surrendered or lapses within the first ten Contract Years for Contracts issued after January 1, 2020, or within the first fifteen Contract Years for Contracts issued before January 1, 2020. There might also be tax consequences.
Investment Options Risk [Member]
Prospectus:
Risk [Text Block]

Investment in the Contract is subject to the risk of poor investment performance, which can vary depending on the performance of each of the Subaccounts. The Subaccounts and the Fixed Account each have their own unique risks. You should review all of the investment options before making an investment decision.

Reference Investment Risk

Principal Risk [Text Block]	Investment Risk. If you invest your Contract Value in one or more Subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Contract Value will decrease. In addition, we deduct Contract fees and charges from your Contract Value. There is no minimum guaranteed Contract Value. The Contract Value may decrease if the investment performance of the Subaccounts (to which Contract Value is allocated) is negative or is not sufficiently positive to cover the charges deducted under the Contract. During times of poor investment performance, these deductions will have an even greater impact on your Contract Value. You could lose everything you invest. If you allocate net Premiums to the Fixed Account, then we credit your Fixed Account Value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate.
Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]

Any obligations, guarantees, and benefits of the Contract, including the Fixed Account investment option, are subject to the claims-paying ability of Kansas City Life. If Kansas City Life experiences financial distress, it may not be able to meet its obligations to you. More information about the financial condition of Kansas City Life is available upon request by contacting the Home Office.

Reference Financial Condition of Kansas City Life

Principal Risk [Text Block]	Insurance Company Risks. Any obligations, guarantees and benefits of the Contract, including the Fixed Account Investment Option, are subject to the claims paying ability of Kansas City Life Insurance Company. If the Company experiences financial distress, it may not be able to meet its obligations to you. More information about the financial condition of the Company is available upon request by contacting the Home Office.
Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]

Your Contract will terminate if there is insufficient value remaining in the Contract at the end of the Grace Period. Because the value of amounts allocated to the Variable Account will vary according to the investment performance of the Funds, the specific amount of Premiums required to prevent lapse will also vary.

For Contracts issued before January 1, 2020

If your Contract lapses, you may reinstate it within two years (three years in Arkansas, Kentucky, Minnesota, New Hampshire, Oklahoma, Utah, Virginia, and West Virginia; five years in Missouri and North Carolina) after lapse. Reinstatement must meet certain conditions, including the payment of the required Premium and proof of insurability.

For Contracts issued on or after January 1, 2020

If your Contract lapses, you may reinstate it within three years after lapse. Reinstatement must meet certain conditions, including the payment of the required Premium and proof of insurability.

Death Benefits will not be paid if the Contract has lapsed.

Reference Premiums to Prevent Lapse and Reinstatement

Principal Risk [Text Block]	Risk of Lapse. If the Contract Value is not enough to pay the Monthly Deduction when due, the Contract will terminate without value after a Grace Period. The purpose of the Grace Period is to give you the chance to pay enough Premiums to keep your Contract in force. If your Contract does lapse you must pay the required amount before the end of the Grace Period. The Grace Period is 61 days and begins the date the Contract Lapses. Since the value of amounts allocated to the Variable Account will vary according to the investment performance of the Funds, the specific amount of Premiums required to prevent termination will also vary. A lapse could result in adverse tax consequences.
AIM Variable Insurance Funds Invesco V.I. American Franchise Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds Invesco V.I. American Franchise Fund – Series I Shares
Portfolio Company Objective [Text Block]	Capital growth
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc. (“Invesco”)
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(31.11%)
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	11.64%
AIM Variable Insurance Funds Invesco V.I. Core Equity Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds Invesco V.I. Core Equity Fund – Series I Shares
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc. (“Invesco”)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(20.55%)
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	8.30%
AIM Variable Insurance Funds Invesco V.I. Technology Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds Invesco V.I. Technology Fund – Series I Shares
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc. (“Invesco”)
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(39.95%)
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]	10.46%
American Century Variable Portfolios, Inc. VP Capital Appreciation Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. VP Capital Appreciation Fund – Class I
Portfolio Company Objective [Text Block]	Capital growth
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(28.11%)
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	10.25%
American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund – Class I
Portfolio Company Objective [Text Block]	Capital growth by investing in common stocks (Income is a secondary objective)
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(12.74%)
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	10.63%
American Century Variable Portfolios, Inc. VP International Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. VP International Fund – Class I
Portfolio Company Objective [Text Block]	Capital growth
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(24.75%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.95%
American Century Variable Portfolios, Inc. VP Mid Cap Value Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. VP Mid Cap Value Fund – Class I
Portfolio Company Objective [Text Block]	Long-term capital growth (Income is a secondary objective)
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(1.19%)
Average Annual Total Returns, 5 Years [Percent]	6.76%
Average Annual Total Returns, 10 Years [Percent]	11.01%
American Century Variable Portfolios, Inc. VP Ultra® Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. VP Ultra® Fund – Class I
Portfolio Company Objective [Text Block]	Long-term capital growth
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(32.38%)
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	14.12%
American Century Variable Portfolios, Inc. VP Value Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios, Inc. VP Value Fund – Class I
Portfolio Company Objective [Text Block]	Long-term capital growth (Income is a secondary objective)
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	0.54%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	10.59%
American Century Variable Portfolios II, Inc. VP Inflation Protection Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Variable Portfolios II, Inc. VP Inflation Protection Fund – Class II
Portfolio Company Objective [Text Block]	Long-term total return using a strategy that seeks to protect against U.S. inflation
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(13.08%)
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	0.67%
American Funds Insurance Series® Asset Allocation Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Asset Allocation Fund – Class 2 Shares
Portfolio Company Objective [Text Block]	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(13.41%)
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	8.10%
American Funds Insurance Series® Capital Income Builder® [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital Income Builder® – Class 2 Shares
Portfolio Company Objective [Text Block]	Provide a level of current income that exceeds the average yield on U.S. stocks generally and provide a growing stream of income over the years. Providing growth of capital is a secondary objective
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(7.13%)
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]
American Funds Insurance Series® Capital World Bond Fund® [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Bond Fund® – Class 2 Shares
Portfolio Company Objective [Text Block]	Provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(17.70%)
Average Annual Total Returns, 5 Years [Percent]	(1.77%)
Average Annual Total Returns, 10 Years [Percent]	(0.50%)
American Funds Insurance Series® Global Growth Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Growth Fund – Class 2 Shares
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(24.74%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.15%
American Funds Insurance Series® Growth-Income Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund – Class 2 Shares
Portfolio Company Objective [Text Block]	Achieve long-term growth of capital and income
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(16.50%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
American Funds Insurance Series® New World Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund® – Class 2 Shares
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(22.10%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.27%
American Funds Insurance Series® Managed Risk Funds, Managed Risk Asset Allocation Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Managed Risk Funds, Managed Risk Asset Allocation Fund – Class P2 Shares
Portfolio Company Objective [Text Block]	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM;
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(13.97%)
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	5.69%
American Funds Insurance Series® Managed Risk Funds, Managed Risk Washington Mutual Investors FundSM [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Managed Risk Funds, Managed Risk Washington Mutual Investors FundSM – Class P2 Shares
Portfolio Company Objective [Text Block]	Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM;
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(9.16%)
Average Annual Total Returns, 5 Years [Percent]	2.08%
Average Annual Total Returns, 10 Years [Percent]
American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth Fund – Class P2 Shares
Portfolio Company Objective [Text Block]	Growth of capital while seeking to manage volatility and provide downside protection
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM;
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(24.88%)
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]
American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth-Income Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth-Income Fund – Class P2 Shares
Portfolio Company Objective [Text Block]	Achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM;
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(16.93%)
Average Annual Total Returns, 5 Years [Percent]	4.06%
Average Annual Total Returns, 10 Years [Percent]
American Funds Insurance Series® Managed Risk Funds, Managed Risk International Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Managed Risk Funds, Managed Risk International Fund – Class P2 Shares
Portfolio Company Objective [Text Block]	Provide long-term growth of capital while seeking to manage volatility and provide downside protection
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM;
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(15.54%)
Average Annual Total Returns, 5 Years [Percent]	(2.60%)
Average Annual Total Returns, 10 Years [Percent]
BNY Mellon Variable Investment Fund Appreciation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Variable Investment Fund Appreciation Portfolio – Initial Shares
Portfolio Company Objective [Text Block]	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.;
Portfolio Company Subadviser [Text Block]	Sub-Investment Advisor: Fayez Sarofim Co., LLC (Sarofim & Co.)
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(18.06%)
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	11.10%
BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio – Initial Shares
Portfolio Company Objective [Text Block]	The fund seeks capital growth.
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.).;
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	9.46%
BNY Mellon Stock Index Fund, Inc [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Stock Index Fund, Inc. – Initial Shares
Portfolio Company Objective [Text Block]	The fund seeks to match the total return of the S&P 500® Index.
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	9.14%
Average Annual Total Returns, 10 Years [Percent]	12.28%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares
Portfolio Company Objective [Text Block]	The fund seeks long-term capital appreciation.
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(22.87%)
Average Annual Total Returns, 5 Years [Percent]	9.33%
Average Annual Total Returns, 10 Years [Percent]	11.36%
Calamos® Advisors Trust, Calamos Growth and Income Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calamos® Advisors Trust, Calamos Growth and Income Portfolio
Portfolio Company Objective [Text Block]	High long-term total return through growth and current income
Portfolio Company Adviser [Text Block]	Calamos Advisors LLC
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	(19.07%)
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Columbia Funds Variable Series Trust II, Columbia Variable Portfolio - Select Mid Cap Growth Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
Portfolio Company Objective [Text Block]	Growth of capital
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(31.01%)
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Columbia Funds Variable Series Trust II, Columbia Variable Portfolio - Seligman Global Technology Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(31.86%)
Average Annual Total Returns, 5 Years [Percent]	14.35%
Average Annual Total Returns, 10 Years [Percent]	18.39%
Columbia Funds Variable Series Trust II, Columbia Variable Portfolio - Select Small Cap Value Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
Portfolio Company Objective [Text Block]	Long-term capital growth
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(14.93%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Federated Hermes Insurance Series Federated Hermes Managed Volatility Fund II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series Federated Hermes Managed Volatility Fund II – P
Portfolio Company Objective [Text Block]	Achieve high current income and moderate capital appreciation
Portfolio Company Adviser [Text Block]	Federated Hermes Global Investment Management Corp.;
Portfolio Company Subadviser [Text Block]	Federated Hermes Investment Management Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(13.75%)
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II – P
Portfolio Company Objective [Text Block]	Seek high current income
Portfolio Company Adviser [Text Block]	Federated Hermes Investment Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(11.78%)
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	3.58%
Federated Hermes Insurance Series Federated Hermes Government Money Fund II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series Federated Hermes Government Money Fund II – S
Portfolio Company Objective [Text Block]	Provide current income consistent with stability of principal and liquidity
Portfolio Company Adviser [Text Block]	Federated Hermes Investment Management Company
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	1.16%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	0.46%
Fidelity® Variable Insurance Products Contrafund® Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (FMR);
Portfolio Company Subadviser [Text Block]	FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
Fidelity® Variable Insurance Products Freedom Income Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom Income Portfolio – Service Class 2
Portfolio Company Objective [Text Block]	High total return (Principal preservation is a secondary objective)
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(12.26%)
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	2.89%
Fidelity® Variable Insurance Products Freedom 2010 Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2010 Portfolio – Service Class 2
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	2.55%
Average Annual Total Returns, 10 Years [Percent]	4.68%
Fidelity® Variable Insurance Products Freedom 2015 Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2015 Portfolio – Service Class 2
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(14.79%)
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	5.26%
Fidelity® Variable Insurance Products Freedom 2020 Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2020 Portfolio – Service Class 2
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(15.97%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	5.79%
Fidelity® Variable Insurance Products Freedom 2025 Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2025 Portfolio – Service Class 2
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(16.64%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	6.51%
Fidelity® Variable Insurance Products Freedom 2030 Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2030 Portfolio – Service Class 2
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(17.09%)
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	7.22%
Fidelity® Variable Insurance Products Freedom 2035 Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2035 Portfolio – Service Class 2
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(17.89%)
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	8.11%
Fidelity® Variable Insurance Products Freedom 2040 Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2040 Portfolio – Service Class 2
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.41%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	8.44%
Fidelity® Variable Insurance Products Freedom 2045 Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2045 Portfolio – Service Class 2
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.42%)
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	8.51%
Fidelity® Variable Insurance Products Freedom 2050 Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Freedom 2050 Portfolio – Service Class 2
Portfolio Company Objective [Text Block]	High total return (Principal preservation as the Fund approaches its target date is a secondary objective)
Portfolio Company Adviser [Text Block]	FMR Co., Inc. (FMRC)
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.47%)
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	8.53%
Franklin Templeton Variable Insurance Products Trust, Franklin Global Real Estate VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust, Franklin Global Real Estate VIP Fund – Class 2
Portfolio Company Objective [Text Block]	High total return
Portfolio Company Adviser [Text Block]	Franklin Templeton Institutional, LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(25.92%)
Average Annual Total Returns, 5 Years [Percent]	0.48%
Average Annual Total Returns, 10 Years [Percent]	3.15%
Franklin Templeton Variable Insurance Products Trust, Franklin Small-Mid Cap Growth VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust, Franklin Small-Mid Cap Growth VIP Fund – Class 2
Portfolio Company Objective [Text Block]	Long-term capital growth
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(33.52%)
Average Annual Total Returns, 5 Years [Percent]	7.34%
Average Annual Total Returns, 10 Years [Percent]	10.18%
Franklin Templeton Variable Insurance Products Trust, Templeton Developing Markets VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust, Templeton Developing Markets VIP Fund – Class 2
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(21.70%)
Average Annual Total Returns, 5 Years [Percent]	(1.40%)
Average Annual Total Returns, 10 Years [Percent]	1.28%
Franklin Templeton Variable Insurance Products Trust, Templeton Foreign VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust, Templeton Foreign VIP Fund – Class 2
Portfolio Company Objective [Text Block]	Long-term capital growth
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(7.39%)
Average Annual Total Returns, 5 Years [Percent]	(1.73%)
Average Annual Total Returns, 10 Years [Percent]	1.72%
LVIP JPMorgan Mid Cap Value Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan Mid Cap Value Fund – Standard Class Shares (Formerly JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Shares)
Portfolio Company Objective [Text Block]	Capital appreciation (Achieving current income by investing primarily in equity securities is a secondary objective)
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(8.16%)
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	9.98%
LVIP JPMorgan Small Cap Core Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan Small Cap Core Fund – Standard Class Shares (Formerly JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares)
Portfolio Company Objective [Text Block]	Capital growth over the long term
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(19.35%)
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	9.59%
LVIP JPMorgan U.S. Equity Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan U.S. Equity Fund – Standard Class Shares (Formerly JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares)
Portfolio Company Objective [Text Block]	Provide high total return from a portfolio of selected equity securities
Portfolio Company Adviser [Text Block]	Lincoln Investment Advisors Corporation
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(18.69%)
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	13.21%
MFS® Variable Insurance Trust, MFS® Growth Series [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust, MFS® Growth Series – Initial Class Shares
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(31.63%)
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	13.05%
MFS® Variable Insurance Trust, MFS® Research Series [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust, MFS® Research Series – Initial Class Shares
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(17.21%)
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	11.68%
MFS® Variable Insurance Trust, MFS® Total Return Bond Series [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust, MFS® Total Return Bond Series – Initial Class Shares
Portfolio Company Objective [Text Block]	Total return with an emphasis on current income, but also considering capital appreciation
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(13.93%)
Average Annual Total Returns, 5 Years [Percent]	0.19%
Average Annual Total Returns, 10 Years [Percent]	1.39%
MFS® Variable Insurance Trust, MFS® Total Return Series [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust, MFS® Total Return Series – Initial Class Shares
Portfolio Company Objective [Text Block]	Total return
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(9.58%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	7.34%
MFS® Variable Insurance Trust, MFS® Utilities Series [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust, MFS® Utilities Series – Initial Class Shares
Portfolio Company Objective [Text Block]	Total return
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	0.76%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	8.63%
MFS® Variable Insurance Trust II MFS® Income Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II MFS® Income Portfolio – Initial Class Shares
Portfolio Company Objective [Text Block]	Total return with an emphasis on high current income, but also considering capital appreciation
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(13.71%)
Average Annual Total Returns, 5 Years [Percent]	0.73%
Average Annual Total Returns, 10 Years [Percent]	2.06%
Northern Lights Variable Trust, TOPS® Managed Risk Balanced ETF Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust, TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares
Portfolio Company Objective [Text Block]	Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.;
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(11.85%)
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	3.13%
Northern Lights Variable Trust, TOPS® Managed Risk Growth ETF Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust, TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares
Portfolio Company Objective [Text Block]	Capital appreciation with less volatility than the equity markets as a whole
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.;
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(13.73%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Northern Lights Variable Trust, TOPS® Managed Risk Moderate Growth ETF Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Northern Lights Variable Trust, TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares
Portfolio Company Objective [Text Block]	Capital appreciation with less volatility than the equity markets as a whole
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.;
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(13.35%)
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Minimum and Maximum Charge [Member]
Prospectus:
Other Surrender Fees, Description [Text Block]	Minimum and Maximum Charge
Other Surrender Fees, When Deducted [Text Block]

Upon complete surrender or lapse during the first 10 Contract Years[3], for Contracts issued on or after January 1, 2020

Upon complete surrender or lapse during the first 15 Contract Years[3], for Contracts issued before January 1, 2020

Other Surrender Fees, Maximum [Dollars]	$ 48
Other Surrender Fees, Current [Dollars]	$ 48
Insurance Cost, Description [Text Block]	Minimum and Maximum Charge
Insurance Cost, When Deducted [Text Block]	On the Allocation Date and each Monthly Anniversary Day
Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Current [Dollars]	$ 25.83
Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year [Member]
Prospectus:
Other Surrender Fees, Description [Text Block]	Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year
Other Surrender Fees, When Deducted [Text Block]

Upon complete surrender or lapse during the first 10 Contract Years[3], for Contracts issued on or after January 1, 2020

Upon complete surrender or lapse during the first 15 Contract Years[3], for Contracts issued before January 1, 2020

Insurance Cost, Description [Text Block]	Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year
Insurance Cost, When Deducted [Text Block]	On the Allocation Date and each Monthly Anniversary Day
Expense Risk Fees, Description [Text Block]	Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year
Expense Risk Fees, When Deducted [Text Block]	On the Contract Date and on each Monthly Anniversary Day
Expense Risk Fees, Maximum [Dollars]	$ 0.05
Expense Risk Fees, Current [Dollars]	$ 0.05
Maintenance Charge [Member]
Prospectus:
Expense Risk Fees, Description [Text Block]	Maintenance Charge
Expense Risk Fees, When Deducted [Text Block]	On the Contract Date and on each Monthly Anniversary Day
Expense Risk Fees, Maximum [Dollars]	$ 10
Expense Risk Fees, Current [Dollars]	$ 10
Per Thousand Charge [Member]
Prospectus:
Expense Risk Fees, Description [Text Block]	Per Thousand Charge
Expense Risk Fees, When Deducted [Text Block]	On the Contract Date and on each Monthly Anniversary Day
Expense Risk Fees, Maximum [Dollars]	$ 1.36
Expense Risk Fees, Current [Dollars]	$ 1.36
Accelerated Death Benefit/Living Benefits Rider (LBR) [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit/Living Benefits Rider
Other Transaction Fee, When Deducted [Text Block]	On payment of the accelerated death benefit
Other Transaction Fee, Maximum [Dollars]	$ 250
Other Transaction Fee, Current [Dollars]	$ 0
Name of Benefit [Text Block]	Accelerated Death Benefit/Living Benefits Rider (LBR)
Purpose of Benefit [Text Block]	Provides opportunity to receive an accelerated payment of all or part of the Contract’s death benefit (adjusted to reflect present value and a processing fee)
Optional Benefit [Flag]	false
Brief Restrictions / Limitations [Text Block]

Effective January 1, 2019, the LBR can no longer be added to contracts issued before June 1, 2018. The LBR is not available to contracts issued on or after June 1, 2018.

•   Issue Ages: No restrictions

•   Terminal Illness Option and Nursing Home Option

Name of Benefit [Text Block]	Accelerated Death Benefit/Living Benefits Rider (LBR)
Operation of Benefit [Text Block]

Accelerated Death Benefit/Living Benefits Rider (LBR)

Effective January 1, 2019, the LBR can no longer be added to contracts issued before June 1, 2018. The LBR is not available to contracts issued on or after June 1, 2018.

Issue ages: No restrictions

This rider provides you with the opportunity to receive an accelerated payment of all or part of the Contract’s death benefit (adjusted to reflect present value and a processing fee). The rider provides two accelerated payment options:

Terminal Illness Option. This option will be available if the Insured is diagnosed as terminally ill with a life expectancy of 12 months or less. When satisfactory evidence is provided, which includes a certification by a licensed physician, we will provide an accelerated payment of the portion of the death benefit you select as an accelerated death benefit. For each $1,000 of benefit base, the monthly payment will be at least $85.21, which assumes annual interest of 5%. You may elect to receive monthly payments or a single lump sum payment of equivalent value. If the Insured dies before we have made all the payments, we will pay the Beneficiary in one sum the present value of the remaining payments, calculated at the interest rate we used to determine those payments.

Nursing Home Option. This option will be available if:

•	the Insured is receiving care in an eligible nursing home and has received such care continuously for the preceding six months; and
•	we receive certification by a licensed physician that the Insured is expected to remain in the nursing home until death.

An eligible nursing home is an institution or special nursing unit of a hospital which meets at least one of the following requirements:

•	Medicare approved as a provider of skilled nursing care services;
•	licensed as a skilled nursing home or as an intermediate care facility by the state in which it is located; or
•	meets all the requirements listed below:
•	licensed as a nursing home by the state in which it is located;
•	main function is to provide skilled, intermediate, or custodial nursing care;
•	engaged in providing continuous room and board accommodations to 3 or more persons;
•	under the supervision of a registered nurse (RN) or licensed practical nurse (LPN);
•	maintains a daily medical record of each patient; and
•	maintains control and records for all medications dispensed.

Institutions which primarily provide residential facilities do not qualify as eligible nursing homes.

For each $1,000 of benefit base, the monthly payment will be at least the minimum amount shown in the table below:

Attained Age of Insured	Payment Period In Years	Minimum Monthly Payment for each $1,000 of Benefit Base
64 and under	10	$10.50
65-67	8	$12.56
68-70	7	$14.02
71-73	6	$15.99
74-77	5	$18.74
78 – 81	4	$22.89
82 – 86	3	$29.80
87 and over	2	$43.64

With our consent, you may elect a longer payment period than shown in the table. If you do, we will reduce the monthly payments so that the present value of the monthly payments for the longer period is equal to the present value of the payments for the period shown in the table, calculated at an annual interest rate of at least 5%. We reserve the right to set a maximum monthly benefit of $5,000. If you do not wish to receive monthly payments, you may elect to receive a single sum of equivalent value.

Available Proceeds. The available Death Proceeds is the amount of Proceeds available to be paid out under this rider. That amount is equal to the Death Proceeds payable under the Contract at the death of the Insured, adjusted for any Contract indebtedness. The amount excludes any term insurance from supplementary benefits or riders. You may elect to use all or part of your available Death Proceeds under this rider, so long as the remaining available Proceeds under your Contract equal at least $25,000. We reserve the right to limit the amount of available Death Proceeds you place under this rider to $50,000.

We use the amount of available Proceeds you elect to place under this rider to determine the benefit base. The benefit base is the value we use to calculate the monthly benefit payable. We will adjust the benefit base to account for a reduced life expectancy that recognizes the Insured’s eligibility for the benefit. In addition, we will consider, when applicable: (i) expected future Premiums; (ii) continued reduction in guaranteed charges; (iii) continued payment of any excess interest credited on values; and (iv) an expense charge of up to $250 for payment of the accelerated death benefit proceeds (we may waive this charge). The benefit base for monthly payments under the rider will at least equal the Cash Surrender Value of the Contract multiplied by the percentage of available Proceeds placed under the option of the Accelerated Death Benefit/Living Benefits Rider you elect.

Effect on your Contract. If you use only a portion of your available Proceeds under the rider, your Contract will remain in force. We will reduce Premiums, values, and the amount of insurance in the same proportion as the reduction in available Proceeds. Term insurance amounts provided by the supplement benefits or riders will not be affected.

If you use all of your available Proceeds under this rider, all other benefits under the Contract based on the Insured’s life will end.

Conditions. Your right to receive payment under the terminal illness option or the nursing home option is conditioned on the following:

•    your Contract must be in force and not have entered the Contract’s Grace Period;

•    you must elect this option in writing in a form that meets our requirements;

•    your Contract cannot be assigned except to us as security for a loan; and

•    we may require you to send us the Contract.

You are not eligible for this benefit if you are required by law to exercise this option (i) to satisfy the claims of creditors, whether in bankruptcy or otherwise, or (ii) to apply for, obtain, or retain a government benefit or entitlement.

Termination. This rider terminates the earliest of:

•    the date the Contract terminates for any reason;

•    the date you cancel this rider; or

•    the date you exercise a Paid-up Insurance benefit option, if any, in the Contract.

Adding the LBR to your Contract or electing to receive benefits under the LBR may have adverse tax consequences. You should consult a tax adviser before adding the LBR to your Contract or electing to receive benefits under the LBR, and to determine what, if any, portion of the benefits received under the LBR may be excludible from income for tax purposes.

If you add the LBR, you cannot add the Acceleration of Death Proceeds/Enhanced Living Benefits Rider (ELB) or the Accelerated Death Benefit/Terminal Illness Rider (TIR).

There is no monthly charge for this rider, but we may assess a $250 processing fee.

Accelerated Death Benefit/Living Benefits Rider (LBR) [Member] | Minimum and Maximum Charge [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Minimum and Maximum Charge
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 15.00
Optional Benefit Expense, Current [Dollars]	$ 0.28
Accelerated Death Benefit/Living Benefits Rider (LBR) [Member] | Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 0.07
Optional Benefit Expense, Current [Dollars]	$ 0.02
Accelerated Death Benefit/Terminal Illness Rider (TIR) [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit/Terminal Illness Rider
Other Transaction Fee, When Deducted [Text Block]	On payment of the accelerated death benefit
Other Transaction Fee, Maximum [Dollars]	$ 200
Other Transaction Fee, Current [Dollars]	$ 0
Name of Benefit [Text Block]	Accelerated Death Benefit/Terminal Illness Rider (TIR)
Purpose of Benefit [Text Block]	Accelerates payment of the death benefit if the Insured is diagnosed, as having a terminal illness by a physician after the effective date and while this rider is in force
Optional Benefit [Flag]	false
Brief Restrictions / Limitations [Text Block]

Effective January 1, 2019, the TIR can no longer be added to contracts issued before June 1, 2018. The TIR is not available to contracts issued on or after June 1, 2018.

•   Issue ages: No restrictions

•   Adding this rider to your Contract or electing to receive benefits under the rider may have adverse tax consequences

Name of Benefit [Text Block]	Accelerated Death Benefit/Terminal Illness Rider (TIR)
Operation of Benefit [Text Block]

Accelerated Death Benefit/Terminal Illness Rider (TIR)

Effective January 1, 2019, the TIR can no longer be added to contracts issued before June 1, 2018. The TIR is not available to contracts issued on or after June 1, 2018.

Issue ages: No restrictions

This rider will pay the accelerated death benefit payment amount if the Insured is diagnosed as having a terminal illness by a physician after the effective date and while this rider is in force. A terminal illness is defined as any non-correctable medical condition, which, in the physician’s best medical judgment, will result in the Insured’s death within twelve months from the date of the physician’s certification. Adding this rider to your Contract or electing to receive benefits under the rider may have adverse tax consequences. You should consult a tax adviser before adding the rider to your Contract or electing to receive benefits under the rider.

The accelerated death benefit is the amount you request when you submit a claim under this rider. The maximum benefit is 50% of the Specified Amount of your Contract at the time you submit your request. We reserve the right to require the following:

•	that the minimum benefit amount be 10% of the Specified Amount in your Contract;
•	that the accelerated death benefit not exceed $250,000; and
•	that the remaining Specified Amount (after adjustments) in your Contract be at least $10,000.

The amount we pay under this benefit is equal to the accelerated death benefit less:

•	a $200 processing fee (we may waive this fee);
•	an interest charge; and
•	any loan repayment amount.

The interest charge is equal to the accelerated death benefit amount multiplied by the applicable loan interest rate divided by 1 plus the loan interest rate. The loan interest rate is stated in your Contract.

The loan repayment amount equals the outstanding loan at the time the claim is paid times the accelerated death benefit percentage. The accelerated death benefit percentage varies with your death benefit Coverage Option.

For Contracts with Coverage Option A, the accelerated death benefit percentage is equal to B divided by C. For Contracts with Coverage Option B, the accelerated death benefit percentage is equal to B divided by the sum of C and D. For contracts with Coverage Option C, the accelerated death benefit percentage is equal to B divided by the sum of C and E. For purposes of calculating the accelerated death benefit percentage:

“B” is the accelerated death benefit;

“C” is your Contract’s Specified Amount at the time we pay the accelerated death benefit; and

“D” is your Contract Value at the time we pay the accelerated death benefit.

“E” is the contract’s total Premiums paid minus the total amount of partial surrenders.

You may only elect the accelerated death benefit one time. Irrevocable beneficiaries must consent in writing to the payment of accelerated death benefit. We reserve the right to require that any assignee or credit Beneficiary consent in writing to payment of the accelerated death benefit.

If we pay the accelerated death benefit, your Contract’s Specified Amount, Contract Value and surrender charges, if any, will be reduced by the amount of the accelerated death benefit percentage.

You may claim the accelerated death benefit by forwarding to us a completed claim form, executed by you, and a physician’s certification satisfactory to us. We may request additional medical information, and may require that the Insured be examined by a physician of our choice and at our expense.

The Accelerated Death Benefit/Terminal Illness Rider will terminate on the earliest of:

•	the date your Contract terminates;
•	the date we pay an accelerated death benefit; or
•	the date you cancel this rider.

Example:

Insured John Doe has a Specified Amount of $100,000 (Coverage Option A) with an outstanding loan amount of $1,000 for a death benefit amount of $99,000. The Insured has submitted a claim for an accelerated death benefit of $50,000. The accelerated death benefit is $47,119.05 after the deduction of a $2,380.95 interest charge and a $500 loan repayment amount.

After the accelerated death benefit is paid, the Specified Amount is $50,000, the Contract Value is $1,000, the Loan Balance is $500, the remaining surrender charge is $375, and the remaining death benefit is $49,500.

Current Contract Values	Specified Amount	$100,000
	Outstanding Contract Loan	$1,000
	Contract Value	$2,000
	Surrender Charge	$750
	Death Benefit	$99,000
Accelerated Death Benefit Values	Accelerated Death Benefit	$50,000
	Accelerated Death Benefit Percentage	50.00%
	Interest Charge	$2,380.95
	Processing Fee	NA
	Loan Repayment Amount	$500
	Accelerated Death Benefit Payment	$47,119.05
Adjusted Contract Values	Specified Amount	$50,000
	Outstanding Contract Loan	$500
	Contract Value	$1,000
	Surrender Charge	$375
	Death Benefit	$49,500

You should know that adding or electing to use the Accelerated Death Benefit/Terminal Illness Rider could have adverse tax consequences. You should consult a tax adviser before adding or electing to receive this benefit. (See “TAX CONSIDERATIONS”)

If you add the TIR, you cannot add the LBR.

There is no monthly charge for this rider, but we may assess a $200 processing fee.

Accelerated Death Benefit for Chronic Illness Rider [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Other Transaction Fee, When Deducted [Text Block]	On payment of the accelerated death benefit
Other Transaction Fee, Maximum [Dollars]	$ 250
Other Transaction Fee, Current [Dollars]	$ 0
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Purpose of Benefit [Text Block]	Accelerates payment of the death benefit if the Insured has been certified for at least 90 days within the last 12 months as having a condition resulting in the Insured being unable to perform certain activities without substantial assistance from another individual due to loss of functional capacity or requiring substantial supervision due to severe cognitive impairment
Optional Benefit [Flag]	false
Brief Restrictions / Limitations [Text Block]

The ADBRCC is available to be added to contracts issued on or after June 1, 2018.

•   Issue ages: No restrictions

•   Adding this rider to your Contract or electing to receive benefits under the rider may have adverse tax consequences

Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Operation of Benefit [Text Block]

Accelerated Death Benefit for Chronic Illness Rider (ADBRCC)

The ADBRCC is available to be added to contracts issued on or after June 1, 2018.

Issue ages: No restrictions

This rider will pay the accelerated death benefit payment amount if the Insured has been certified for at least 90 days within the last 12 months as having a condition resulting in the Insured:

•	being unable to perform, without substantial assistance from another individual, at least two activities of daily living from the list below due to a loss of functional capacity; or
•	requiring substantial supervision to protect such Insured from threats to health and safety due to severe cognitive impairment. Severe cognitive impairment is defined as the deterioration or loss of the Insured’s intellectual capacity. It is measured by clinical evidence and standardized tests which reliably measure the Insured’s impairment in:
•	short or long term memory;
•	orientation as to people, places or time;
•	deductive or abstract reasoning; and
•	judgment as it relates to safety and awareness.

The activities of daily living are:

•	Bathing – Washing oneself by sponge bath or in either a tub or shower, including the task of getting into and out of the tub or shower.
•	Continence – The ability to maintain control of bowel and bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).
•	Dressing – Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
•	Eating – Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously. Eating does not include preparing meals.
•	Toileting – Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene. Toileting does not include other activities that take place in the bathroom or lavatory.
•	Transferring – Moving into or out of a bed, chair or wheelchair. Transferring does not include mobility outside of the home or facility, including but not limited to transportation.

The chronic illness benefit is paid to you in a lump sum. The chronic illness benefit amount is stated in your rider contract.

The actuarial present value factor will be based on the life expectancy of the Insured and the accelerated death benefit interest rate, determined as of the date of the acceleration request. The accelerated death benefit interest rate is calculated under the terms of the rider and will not exceed 6%.

The minimum requested acceleration under this rider is the lesser of $10,000 or 10% of the Specified Amount and may not result in a chronic illness benefit that exceeds the per diem allowance permitted by section 101(g)(3) of the Internal Revenue Code, multiplied by the number of days in the current calendar year that the Insured is chronically Ill. If the Insured is chronically ill for only part of a calendar year, the chronic illness benefit will not be payable for the period during which the Insured was not chronically ill. The maximum sum of all requested accelerations, for the Contract to which this rider is attached, cannot exceed 80% of the Specified Amount as of the Contract Date, and can never exceed $300,000.

If your Contract has indebtedness, we will deduct a portion of the chronic illness benefit and apply this portion to reduce the indebtedness. The amount of the deduction is calculated pursuant to the terms of the rider.

You may request a chronic illness benefit no more than once each 12 months. We will pay a chronic illness benefit to you or your estate, unless you have otherwise designated or assigned this benefit, in a lump sum immediately after we receive your acceleration request and satisfactory proof that the Insured has a chronic Illness.

If the Insured dies after you request the payment of a chronic illness benefit, but before you have received such payment, we will cancel your request and pay the death benefit in accordance with the terms of the Contract.

Proof that the Insured is chronically ill will include a completed claim form and a written statement from a physician. This information will be used to determine the Insured’s estimated life expectancy in order to derive the actuarial present value factor used in the benefit calculation. We will send you the claim form within 15 days of your acceleration request. If we do not send you the claim form within 15 days, you can meet the proof of loss requirement by giving us a written statement of your claim. In all events, we must receive certification from a physician certifying that the Insured is chronically ill. We reserve the right to review the Insured’s medical records and to obtain a second medical opinion of the Insured’s medical condition at our expense. If there is a disagreement between your physician and the physician designated by us, a third medical opinion may be obtained, at our expense, by a mutually acceptable physician. Such third medical opinion will be binding on both parties.

We will require the signature of the Beneficiary, if the Beneficiary designation then in effect is irrevocable, or any assignee before we pay a benefit under this rider.

You may cancel this rider by filing a Written Notice with us.

This rider will be reinstated if:

•	the Contract to which this rider is attached terminates and is subsequently reinstated according to the Contract’s reinstatement provision; and
•	this rider was in force at the time the Contract terminated.

This rider terminates on the earliest of:

•	the date a benefit is paid under any Accelerated Death Benefit for Terminal Illness Rider (ADBRTI) attached to your Contract;
•	the date the total amount of requested accelerations under any accelerated death benefit riders attached to the Contract equals the maximum amount described in the Requesting an Acceleration section of the rider;
•	the date the Contract terminates for any reason;
•	the date this rider is cancelled by you;
•	the date the Contract matures;
•	the date the Insured dies; or
•	the date you surrender your Contract.

Adding the ADBRCC rider to your Contract or electing to receive benefits under the rider may have adverse tax consequences. You should consult a tax adviser before adding the ADBRCC rider to your Contract or electing to receive benefits under the ADBRCC rider, and to determine what, if any, portion of benefits received under the ADBRCC rider may be excludible from income for tax purposes.

If you request to add the ADBRCC to an inforce contract, you must also request to increase your Specified Amount by at least $25,000.

If you add the ADBRCC, the Accelerated Death Benefit for Terminal Illness Rider (ADBRTI) will automatically be added to your contract.

If you add the ADBRCC, you cannot add the ELB.

There is no monthly charge for this rider, but we may assess a $250 processing fee.

Lifetime Guaranteed Minimum Death Benefit Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Lifetime Guaranteed Minimum Death Benefit
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 0.03
Optional Benefit Expense, Current [Dollars]	$ 0.01
Name of Benefit [Text Block]	Lifetime Guaranteed Minimum Death Benefit Rider
Purpose of Benefit [Text Block]	Guarantees payment of the Death Proceeds at the death of the Insured, regardless of the investment performance of the Subaccounts
Optional Benefit [Flag]	false
Brief Restrictions / Limitations [Text Block]

The LGM is not available to Contracts issued on or after January 1, 2020.

•   Issue ages: Same as the Contract

•   This rider must be requested at the time of issue and is not available under Coverage Option C

Name of Benefit [Text Block]	Lifetime Guaranteed Minimum Death Benefit Rider
Operation of Benefit [Text Block]

Lifetime Guaranteed Minimum Death Benefit Rider (LGM)

The LGM is not available to Contracts issued on or after January 1, 2020. Issue ages: Same as the Contract

This rider must be requested at issue of the Contract and is not available with Coverage Option C.

This rider guarantees the payment of the Death Proceeds at the death of the Insured, regardless of the investment performance of the Subaccounts. In order for this guarantee to apply, this rider must still be in effect and the cumulative Lifetime Guaranteed Minimum Death Benefit Rider Premium requirement must be met.

The Lifetime Guaranteed Minimum Death Benefit Premium is the monthly Premium level which guarantees that the Lifetime Guaranteed Minimum Death Benefit Rider will remain in effect. The cumulative Lifetime Guaranteed Minimum Death Benefit Rider Premium requirement must be met for this guarantee to remain in effect. This requirement is met if the cumulative paid Premiums equal or exceed the cumulative Lifetime Guaranteed Minimum Death Benefit Rider Premium requirement plus any Loan Balance on each Monthly Anniversary Day. The cumulative paid Premium is an amount equal to Premiums paid less partial surrenders, each accumulated at the rate of 5%, to the date the cumulative Lifetime Guaranteed Minimum Death Benefit Rider Premium requirement is tested.

This benefit will only guarantee that the Contract death benefit will remain in force. This benefit does not guarantee that any other rider benefits will remain in force. All other Contract riders terminate at the point the Contract would have terminated in the absence of this Lifetime Guaranteed Minimum Death Benefit Rider.

If the Contract includes any riders and the Cash Surrender Value is less than or equal to zero after the Guaranteed Payment Period, you have the following options:

•	terminate any other riders attached to this Contract and keep the death benefit in force under the terms of this Lifetime Guaranteed Minimum Death Benefit Rider; or
•	pay sufficient Premiums to obtain a positive Cash Surrender Value to avoid lapse of the Contract and any riders.

If one of the above options is not selected, we will terminate your Contract and all riders.

If the cumulative Lifetime Guaranteed Minimum Death Benefit Rider Premium requirement is not met, the rider will be in default. We will send you notice of the Premium required to maintain the rider. We will provide a notice period of 61 days to pay the Premium and maintain the rider. The period begins on the date that we mail the notice. The Premium in default will be the amount by which the cumulative Lifetime Guaranteed Minimum Death Benefit Rider Premium requirement plus any Loan Balance is greater that the cumulative paid Premium. If the cumulative Lifetime Guaranteed Minimum Death Benefit Rider Premium requirement is not met and is not paid by the end of the notice period, this rider will terminate.

You may apply to have this rider reinstated within two years of termination of such rider while the Contract is in force. Reinstatement requires:

•	a Written Request to reinstate the rider;
•	evidence of insurability satisfactory to us, unless reinstatement is requested within one year after the beginning of the notice period; and
•	payment of the amount by which the cumulative Lifetime Guaranteed Minimum Death Benefit Rider Premium plus any Loan Balance exceeds the cumulative paid Premiums on the date of reinstatement.

We have the right to deny reinstatement of the rider more than once during the life of the Contract.

This benefit terminates on the earliest of:

•	the date the Contract terminates for any reason;
•	the date you cancel this rider; or
•	when the cumulative Lifetime Guaranteed Minimum Death Benefit Rider Premium requirement is not met subject to the notice period.

You may cancel this rider at any time. The cancellation will be effective on the Monthly Anniversary Day on or next following the date we receive your Written Request. We may require that the Contract be submitted for endorsement to show the cancellation.

Disability Continuance of Insurance (DCOI) [Member]
Prospectus:
Name of Benefit [Text Block]	Disability Continuance of Insurance (DCOI)
Purpose of Benefit [Text Block]	Covers Monthly Deductions during the period of total disability of the Insured
Optional Benefit [Flag]	false
Brief Restrictions / Limitations [Text Block]

•   Issue Ages: 15-55, renewal through Age 59

•   Become payable after the Insured’s total disability exists for six consecutive months (total disability occurs before age 60)

•   Benefits under DCOI will continue until the Insured is no longer totally disabled

Name of Benefit [Text Block]	Disability Continuance of Insurance (DCOI)
Operation of Benefit [Text Block]

Disability Continuance of Insurance (DCOI)

Issue ages: 18-55, renewal through Age 59 for Contracts issued on or after January 1, 2020.

Issue ages: 15-55, renewal through Age 59 for Contracts issued before January 1, 2020.

This rider covers the Contract’s Monthly Deductions during the period of total disability of the Insured. DCOI benefits become payable after the Insured’s total disability exists for six consecutive months and total disability occurs before Age 60. Benefits under this rider continue until the Insured is no longer totally disabled.

Disability Continuance of Insurance (DCOI) [Member] | Minimum and Maximum Charge [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Minimum and Maximum Charge
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 0.52
Optional Benefit Expense, Current [Dollars]	$ 0.32
Disability Continuance of Insurance (DCOI) [Member] | Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 0.02
Optional Benefit Expense, Current [Dollars]	$ 0.01
Disability Premium Benefit Rider (DPB) [Member]
Prospectus:
Name of Benefit [Text Block]	Disability Premium Benefit Rider (DPB)
Purpose of Benefit [Text Block]	Provides for the payment of the disability premium benefit amount as Premium to the Contract during a period of total disability of the Insured
Optional Benefit [Flag]	false
Brief Restrictions / Limitations [Text Block]	• Issue ages: 15-55, renewal through Age 59 • Benefits become payable after the Insureds total disability exists for six consecutive months and total disability occurs before Age 60
Name of Benefit [Text Block]	Disability Premium Benefit Rider (DPB)
Operation of Benefit [Text Block]

Disability Premium Benefit Rider (DPB)

Issue ages: 18-55, renewal through Age 59 for Contracts issued on or after January 1, 2020.

Issue ages: 15-55, renewal through Age 59 for Contracts issued before January 1, 2020.

This rider provides for the payment of the disability Premium benefit amount as Premium to the Contract during a period of total disability of the Insured. The DPB benefit amount is a monthly amount that you request. DPB benefits become payable after the Insured’s total disability exists for six consecutive months and total disability occurs before Age 60. Benefits under this rider continue until the Insured is no longer totally disabled.

Disability Premium Benefit Rider (DPB) [Member] | Minimum and Maximum Charge [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Minimum and Maximum Charge
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 0.32
Optional Benefit Expense, Current [Dollars]	$ 0.15
Disability Premium Benefit Rider (DPB) [Member] | Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $225,000 Specified Amount during the first Contract Year
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 0.09
Optional Benefit Expense, Current [Dollars]	$ 0.04
Accidental Death Benefit (ADB) [Member]
Prospectus:
Name of Benefit [Text Block]	Accidental Death Benefit (ADB)
Purpose of Benefit [Text Block]	Provides for payment of an additional amount of insurance in the event of accidental death
Optional Benefit [Flag]	false
Brief Restrictions / Limitations [Text Block]	• Issue ages: 5-60 • Terminates when the Insured attains Age 70.
Name of Benefit [Text Block]	Accidental Death Benefit (ADB)
Operation of Benefit [Text Block]

Accidental Death Benefit (ADB)

Issue ages: 5-60

This rider provides for the payment of an additional amount of insurance in the event of accidental death. The rider terminates when the Insured attains Age 70.

Accidental Death Benefit (ADB) [Member] | Minimum and Maximum Charge [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Minimum and Maximum Charge
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 0.16
Optional Benefit Expense, Current [Dollars]	$ 0.16
Accidental Death Benefit (ADB) [Member] | Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 0.09
Optional Benefit Expense, Current [Dollars]	$ 0.09
Option to Increase Specified Amount (Assured Insurability - AI) [Member]
Prospectus:
Name of Benefit [Text Block]	Option to Increase Specified Amount (Assured Insurability - AI)
Purpose of Benefit [Text Block]	Allows the Specified Amount of the Contract to increase by the option amount or less, without evidence of insurability on the Insured
Optional Benefit [Flag]	false
Brief Restrictions / Limitations [Text Block]	• Issue ages: 0-38 • Increasing the Contract’s Specified Amount may have tax consequences
Name of Benefit [Text Block]	Option to Increase Specified Amount (Assured Insurability - AI)
Operation of Benefit [Text Block]

Option to Increase Specified Amount (Assured Insurability - AI)

Issue ages: 0-38

This rider allows the Specified Amount of the Contract to increase by the option amount or less, without evidence of insurability on the Insured. These increases may occur on regular option dates or alternate option dates. See the rider contract for the specific dates. Increasing the Contract’s Specified Amount may have tax consequences. You should consult a tax adviser before doing so.

Option to Increase Specified Amount (Assured Insurability - AI) [Member] | Minimum and Maximum Charge [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Minimum and Maximum Charge
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 0.18
Optional Benefit Expense, Current [Dollars]	$ 0.18
Option to Increase Specified Amount (Assured Insurability - AI) [Member] | Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 0.16
Optional Benefit Expense, Current [Dollars]	$ 0.16
Spouse’s Term Insurance (STI) [Member]
Prospectus:
Name of Benefit [Text Block]	Spouse’s Term Insurance (STI)
Purpose of Benefit [Text Block]	Provides decreasing term insurance on the Insured’s spouse
Optional Benefit [Flag]	false
Brief Restrictions / Limitations [Text Block]	• Issue ages: 15-50 (Spouse’s age) • Maximum number of five units may be purchased • See Rider contract for table specifying the amount of insurance per unit of coverage.
Name of Benefit [Text Block]	Spouse’s Term Insurance (STI)
Operation of Benefit [Text Block]

Spouse’s Term Insurance (STI)

Issue ages: 15-50 (Spouse’s age)

This rider provides decreasing term insurance on the Insured’s spouse. The amount of insurance coverage is expressed in units and a maximum number of five units may be purchased. The amount of insurance per unit of coverage is based on the Insured Spouse’s attained Age. A table specifying the amount of insurance per unit of coverage is in the rider contract.

Spouse’s Term Insurance (STI) [Member] | Minimum and Maximum Charge [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Minimum and Maximum Charge
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 1.87
Optional Benefit Expense, Current [Dollars]	$ 1.87
Spouse’s Term Insurance (STI) [Member] | Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 1.45
Optional Benefit Expense, Current [Dollars]	$ 1.45
Children’s Term Insurance (CTI) [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Children’s Term Insurance[4]
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 0.50
Optional Benefit Expense, Current [Dollars]	$ 0.50
Name of Benefit [Text Block]	Children’s Term Insurance (CTI)
Purpose of Benefit [Text Block]	Provides level term insurance on each Insured Child
Optional Benefit [Flag]	false
Brief Restrictions / Limitations [Text Block]

•   Issue ages: 14 Days - 17 Years (Children’s ages)

•   Continues until the Contract Anniversary on which the Insured Child’s attained Age is 25

•   Expires on the Contract Anniversary on which the Insured is Age 65

Name of Benefit [Text Block]	Children’s Term Insurance (CTI)
Operation of Benefit [Text Block]

Children’s Term Insurance (CTI)

Issue ages: 14 Days - 17 Years (Children’s ages)

This rider provides level term insurance on each Insured Child. This term insurance continues until the Contract Anniversary on which the Insured Child’s attained Age is 25. The rider expires on the Contract Anniversary on which the Insured is Age 65.

Other Insured Term Insurance (OI) [Member]
Prospectus:
Name of Benefit [Text Block]	Other Insured Term Insurance (OI)
Purpose of Benefit [Text Block]	Provides level yearly renewable term coverage on the Insured, the Insured’s spouse, and/or children
Optional Benefit [Flag]	false
Brief Restrictions / Limitations [Text Block]	• Issue ages: 0-65 (Other Insured’s age)
Name of Benefit [Text Block]	Other Insured Term Insurance (OI)
Operation of Benefit [Text Block]

Other Insured Term Insurance (OI)

Issue ages: 0-65 (Other Insured’s age)

This rider provides level yearly renewable term coverage on the Insured, the Insured’s spouse, and/or children. The term insurance provided by this rider can be converted to a permanent contract at any time the rider is in force without evidence of insurability.

Other Insured Term Insurance (OI) [Member] | Minimum and Maximum Charge [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Minimum and Maximum Charge
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 83.33
Optional Benefit Expense, Current [Dollars]	$ 30.39
Other Insured Term Insurance (OI) [Member] | Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 0.07
Optional Benefit Expense, Current [Dollars]	$ 0.07
Other Insured Term Insurance (OI) [Member] | Per Thousand Charge [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Per Thousand Charge
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day for contracts issued on or after January 1, 2020
Optional Benefit Expense, Maximum [Dollars]	$ 0.03
Optional Benefit Expense, Current [Dollars]	$ 0.03
Additional Life Insurance Rider (ALI) [Member]
Prospectus:
Name of Benefit [Text Block]	Additional Life Insurance Rider (ALI)
Purpose of Benefit [Text Block]	Provides level yearly renewable term coverage on the Insured, which counts towards the death benefit corridor
Optional Benefit [Flag]	false
Brief Restrictions / Limitations [Text Block]	• Issue ages: 0-75 • The minimum issue limit is $25,000
Name of Benefit [Text Block]	Additional Life Insurance Rider (ALI)
Operation of Benefit [Text Block]

Additional Life Insurance Rider (ALI)

Issue ages: 0-75

This rider provides level yearly renewable term coverage on the Insured, which counts towards the death benefit corridor. The minimum issue limit is $25,000. The maximum term insurance coverage, including Other Insured coverage on the primary Insured, is five times the Specified Amount. If the Contract has Accidental Death Benefit coverage, it is also available on this rider.

Additional Life Insurance Rider (ALI) [Member] | Minimum and Maximum Charge [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Minimum and Maximum Charge
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 83.33
Optional Benefit Expense, Current [Dollars]	$ 20.26
Additional Life Insurance Rider (ALI) [Member] | Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 0.07
Optional Benefit Expense, Current [Dollars]	$ 0.03
Monthly Benefit Rider (MBR) [Member]
Prospectus:
Name of Benefit [Text Block]	Monthly Benefit Rider (MBR)
Purpose of Benefit [Text Block]	Pays a monthly benefit at the death of the Insured. The Monthly Benefit is in addition to the death benefit payable under the base Contract. The Monthly Benefit Amount increases annually by 3% while the Insured is alive (although a level benefit amount option is available)
Optional Benefit [Flag]	false
Brief Restrictions / Limitations [Text Block]

•   Issue ages: 20-55

•   At death, the benefit amount then in force is frozen and is payable each month until the point in time specified in the policy

•   The coverage expires at the date shown in the policy

Name of Benefit [Text Block]	Monthly Benefit Rider (MBR)
Operation of Benefit [Text Block]

Monthly Benefit Rider (MBR)

Issue ages: 20-55

This rider pays a monthly benefit at the death of the Insured. The monthly benefit is in addition to the death benefit payable under the base Contract. The Monthly Benefit Amount increases annually by 3% while the Insured is alive (although a level benefit amount option is available). At death, the benefit amount then in force is frozen and is payable each month until the point in time specified in the Contract. The coverage expires at the date shown in the Contract.

Monthly Benefit Rider (MBR) [Member] | Minimum and Maximum Charge [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Minimum and Maximum Charge
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 22.56
Optional Benefit Expense, Current [Dollars]	$ 22.05
Monthly Benefit Rider (MBR) [Member] | Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year
Optional Benefit Charge, When Deducted [Text Block]	On rider’s effective date and on each Monthly Anniversary Day
Optional Benefit Expense, Maximum [Dollars]	$ 1.13
Optional Benefit Expense, Current [Dollars]	$ 1.08
Guaranteed Minimum Death Benefit Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit Rider
Purpose of Benefit [Text Block]	Guarantees payment of the Death Proceeds at the death of the Insured, regardless of the investment performance of the Subaccounts
Optional Benefit [Flag]	false
Brief Restrictions / Limitations [Text Block]	• Issue ages: 0-78 for Contracts issued on or after January 1, 2020 • Issue ages: 0-59 for Contracts issued before January 1, 2020
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit Rider
Operation of Benefit [Text Block]

Guaranteed Minimum Death Benefit Rider (GMDB)

Issue ages: 0-78 for Contracts issued on or after January 1, 2020

Issue ages: 0-59 for Contracts issued before January 1, 2020

There is no charge for this rider but it must be requested at issue of the Contract and is not available with Coverage Option C.

This rider guarantees the payment of the Death Proceeds at the death of the Insured, regardless of the investment performance of the Subaccounts. In order for this guarantee to apply, this rider must still be in effect and the cumulative Guaranteed Minimum Death Benefit Rider Premium requirement must be met.

The Guaranteed Minimum Death Benefit Premium is the monthly Premium level which guarantees that the Guaranteed Minimum Death Benefit Rider will remain in effect. The cumulative Guaranteed Minimum Death Benefit Rider Premium requirement must be met for this guarantee to remain in effect. This requirement is met if the cumulative paid Premiums equal or exceed the cumulative Guaranteed Minimum Death Benefit Rider Premium requirement plus any Loan Balance on each Monthly Anniversary Day. The cumulative paid Premium is an amount equal to Premiums paid less partial surrenders, each accumulated at the rate of 5%, to the date the cumulative Guaranteed Minimum Death Benefit Rider Premium requirement is tested.

This benefit will only guarantee that the Contract death benefit will remain in force. This benefit does not guarantee that any other rider benefits will remain in force. All other Contract riders terminate at the point the Contract would have terminated in the absence of this Guaranteed Minimum Death Benefit Rider.

If the Contract includes any riders and the Cash Surrender Value is less than or equal to zero after the Guaranteed Payment Period, you have the following options:

•	terminate any other riders attached to this Contract and keep the death benefit in force under the terms of this Guaranteed Minimum Death Benefit Rider; or
•	pay sufficient Premiums to obtain a positive Cash Surrender Value to avoid lapse of the Contract and any riders.

If one of the above options is not selected, we will terminate your Contract and all riders.

If the cumulative Guaranteed Minimum Death Benefit Rider Premium requirement is not met, the rider will be in default. We will send you notice of the Premium required to maintain the rider. We will provide a notice period of 61 days to pay the Premium and maintain the rider. The period begins on the date that we mail the notice. The Premium in default will be the amount by which the cumulative Guaranteed Minimum Death Benefit Rider Premium requirement plus any Loan Balance is greater that the cumulative paid Premium. If the cumulative Guaranteed Minimum Death Benefit Rider Premium requirement is not met and is not paid by the end of the notice period, this rider will terminate.

You may apply to have this rider reinstated within two years of termination of such rider while the Contract is in force. Reinstatement requires:

•	a Written Request to reinstate the rider;
•	evidence of insurability satisfactory to us, unless reinstatement is requested within one year after the beginning of the notice period; and
•	payment of the amount by which the cumulative Guaranteed Minimum Death Benefit Rider Premium plus any Loan Balance exceeds the cumulative paid Premiums on the date of reinstatement.

We have the right to deny reinstatement of the rider more than once during the life of the Contract.

This benefit terminates on the earliest of:

•	the date the Contract terminates for any reason;
•	the date you cancel this rider;
•	for Contracts issued on or after January 1, 2020
Issue Age	Termination Date
Ages 0-60	20 years
61	19 years
62-63	18 years
64	17 years
65-66	16 years
67	15 years
68-69	14 years
70	13 years
71-72	12 years
73	11 years
74-75	10 years
76	9 years
77-78	8 years
•	for Contracts issued before January 1, 2020, the Insured’s Age 65; or
•	when the cumulative Guaranteed Minimum Death Benefit Rider Premium requirement is not met subject to the notice period.

You may cancel this rider at any time. The cancellation will be effective on the Monthly Anniversary Day on or next following the date we receive your Written Request. We may require that the Contract be submitted for endorsement to show the cancellation.

Acceleration of Death Proceeds/Enhanced Living Benefits Rider (ELB) [Member]
Prospectus:
Name of Benefit [Text Block]	Acceleration of Death Proceeds/Enhanced Living Benefits Rider (ELB)
Purpose of Benefit [Text Block]	Provides for payment of a portion of the Contract Death Proceeds prior to the death of the Insured. In addition to whatever medical underwriting is required for the issuance of the Contract, full medical underwriting is required for this rider
Optional Benefit [Flag]	false
Brief Restrictions / Limitations [Text Block]	Effective January 1, 2019, the ELB can no longer be added to contracts issued before June 1, 2018. • Issue ages: 20 – 80
Name of Benefit [Text Block]	Acceleration of Death Proceeds/Enhanced Living Benefits Rider (ELB)
Operation of Benefit [Text Block]

Acceleration of Death Proceeds/Enhanced Living Benefits Rider (ELB)

Effective January 1, 2019, the ELB can no longer be added to contracts issued before June 1, 2018.

Issue ages: 20 – 80

This rider provides for payment of a portion of the Contract Death Proceeds prior to the death of the Insured. In addition to whatever medical underwriting is required for the issuance of the Contract, full medical underwriting is required for the ELB rider. The rider benefit is available to be paid to the Owner if the Insured qualifies for benefits under either, or both, of 2 triggers: (1) a confinement trigger that requires treatment in a qualified long term care facility continuously for 90 days, or (2) a chronic condition trigger that requires assistance with 2 of 6 activities of daily living (ADL) continuously for 90 days and requires the Insured to qualify as receiving care as defined in the ELB rider. Payments may be made under both triggers concurrently if the Insured qualifies under both triggers. The chronic condition trigger is not available in Hawaii, Kansas, North Carolina, and Utah. In Oregon, the chronic condition trigger may be elected only if the Insured requires substantial supervision to protect the Insured from threats to health and safety due to permanent severe cognitive impairment, as defined in the ELB rider.

More specifically, you may elect the confinement trigger if:

•	the Insured is currently, and has been continuously for the preceding 90 days, confined in an eligible nursing home. The term “confined” requires that the Insured be residing in and receiving care in the eligible nursing home. An “eligible nursing home” is an institution or special nursing unit of a hospital that meets at least one of the following requirements:
•	approved as a Medicare provider of skilled nursing care services;
•	licensed as a skilled nursing home or as an intermediate care facility by the state in which it is located; or
•	meets all of the requirements listed below:
•	licensed as a nursing home by the state in which it is located;
•	main function is to provide skilled or intermediate nursing care;
•	engaged in providing continuous room and board accommodations to 3 or more persons;
•	under the supervision of a registered nurse or licensed practical nurse;
•	maintains a daily medical record of each patient; and
•	maintains control and records for all medications dispensed.

Institutions that primarily provide residential facilities do not qualify as Eligible Nursing Homes; and

•	the Insured’s confinement must be due to medical reasons that are verified by a licensed physician, as defined in the ELB rider.

You may elect the chronic trigger if the Insured has been certified within the last 12 months as having a condition resulting in:

•	being permanently unable to perform, without substantial assistance from another individual, at least two activities of daily living due to a loss of functional capacity (not applicable in Oregon); or
•	requiring substantial supervision to protect such Insured from threats to health and safety due to permanent severe cognitive impairment, as defined in the ELB rider.

To qualify for a chronic condition, the Insured must be receiving health care assistance, as defined in the ELB rider, at least two times a week.

The activities of daily living are:

•	Bathing – Washing oneself by sponge bath or in either a tub or shower, including the task of getting into and out of the tub or shower.
•	Continence – The ability to maintain control of bowel and bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).
•	Dressing – Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
•	Eating – Feeding oneself by getting food into the body from a receptacle or by a feeding tube or intravenously.
•	Toileting – Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
•	Transferring – Moving into or out of a bed, chair or wheelchair.

There are five conditions associated with your right to receive payment under the ELB rider. First, you must elect a trigger in writing and provide initial and ongoing evidence of qualification in a form acceptable to us. Acceptable forms include copies of physician medical records and all recent hospitalizations records supporting the diagnosis of your medical condition. Second, your Contract must be in force and not be in the Grace Period. Third, we must receive the approval of any assignee or irrevocable Beneficiary under your Contract. Fourth, we have the right to seek a second medical opinion as to a chronic condition the Insured may have or the medical necessity of nursing home confinement. We will pay for any second medical opinion we seek. Fifth, we will only make the accelerated death benefit proceeds available to you on a voluntary basis. Accordingly, you are not eligible for this benefit if (i) you are required by law to exercise this option to satisfy the claims of creditors, whether in bankruptcy or otherwise, and (ii) you are required by a government agency to exercise this option in order to apply for, obtain, or retain a government benefit or entitlement.

You may elect to receive benefit payments monthly or in a lump sum.

The monthly benefit payment and lump sum payable for each trigger are set at issue and shown on the contract data page. These amounts are the maximum payout amounts when the Insured qualifies for benefits. The Benefit Base is shown on the contract data page and is the maximum total payout amount for this rider. The Benefit Base, however, may not cover all of the Insured’s long-term expenses during the payout period. Please note that the total accelerated death benefits payable under all contracts or riders on the life a single Insured can never exceed $350,000 regardless of the number or sizes of the contracts or riders in force. For ELB riders issued on or after May 29, 2012 and subject to state approval, the total accelerated death benefits payable under all contracts or riders on the life a single Insured can never exceed $500,000 regardless of the number or sizes of the contracts or riders in force. In addition to the ELB rider, riders that pay accelerated death benefits include the Accelerated Death Benefit/Terminal Illness Rider and the Accelerated Death Benefit/Living Benefits Rider.

Changes in your Contract’s Specified Amount may affect the Benefit Base. If you reduce your Specified Amount while the rider is in force, we may reduce the Benefit Base under the ELB rider. Automatic periodic increases in Specified Amount will increase the Benefit Base by the same percentage as the increase in the Specified Amount, up to maximum Benefit Base. The Maximum Accelerated Benefit Amount is the least of the Benefit Base, 90% of the Specified Amount of the Contract, and $350,000. The Benefit Base cannot ever exceed the lesser of 90% of the Specified Amount of the Contract and $350,000. For ELB riders issued on or after May 29, 2012 and subject to state approval, the Maximum Accelerated Benefit Amount is the least of the Benefit Base, 90% of the Specified Amount of the Contract, and $500,000 and the Benefit Base cannot ever exceed the lesser of 90% of the Specified Amount of the Contract and $500,000.

We will assess a monthly charge for the ELB rider. The cost of insurance rates for the ELB rider will not exceed the rates shown in the Table of Guaranteed Maximum Monthly Cost of Acceleration of Death Proceeds Rates per $1,000 found in the rider. The cost of insurance rate multiplied by the Benefit Base divided by the Specified Amount of the Contract is added to the Insured’s cost of insurance rate for the Contract. The cost of insurance rates for the ELB rider vary based on the Insured’s Age and gender. We will continue to assess the monthly charge for the ELB rider during any period we make benefit payments under the rider.

If you elect the ELB rider, you may be deemed to have received a distribution for tax purposes each time we make a deduction from your Contract Value to pay the rider charges. You should consult a tax adviser with respect to these charges.

This rider has an elimination period. That is, both the confinement and the chronic condition triggers require the corresponding condition to be met for 90 continuous days before monthly benefit payments will be made. After the elimination period and the requirements of the rider have been satisfied, monthly benefit payments can begin or the lump sum payment may be elected. If the death benefit option on your Contract is Option B or Option C when benefits become payable, we will automatically change the death benefit option to Option A. The new Option A Specified Amount will be the Specified Amount as described in the Contract’s option change provision. The ELB rider will not cover the Insured’s expenses during the elimination period.

If your Contract has an outstanding Loan Balance at the time benefits are paid, we will deduct a portion from the benefit payment to reduce the Loan Balance. We consider the amount deducted from the benefit payment to be applied to the loan to be part of the benefit payment.

The monthly benefit payments will stop at the request of the Owner, when the Insured is no longer eligible to receive benefits under this rider, the date the maximum accelerated benefit amount is paid, the date the Contract terminates, or the date you exercise a Paid-up Insurance Benefit option, if any, in the Contract.

A permanent lien will be placed on the Contract when benefits are paid. The lien equals the total of the accelerated death benefit payments made, including any amounts used to repay a Contract loan. On the date the lien is exercised, we will reduce (i) the Specified Amount by the amount of the lien, (ii) your Contract Value by an amount equal to the lien multiplied by the ratio of Contract Value to the Specified Amount of the Contract, (iii) the Benefit Base by the amount of the lien, and (iv) the surrender charges in proportion to the reduction in Specified Amount. Thus, payments under the ELB rider will reduce the amount available on death or surrender of the Contract. After the lien is exercised, there will be no further lien against the Contract.

You may cancel this rider at any time. The cancellation will be effective on the Monthly Anniversary Day or on the next following Monthly Anniversary Day we receive your Written Request. Accelerated death benefit payments under the ELB rider may adversely affect your eligibility for public assistance programs such as medical assistance (Medicaid) or other government benefits.

Adding the ELB rider to your Contract or electing to receive benefits under the rider may have adverse tax consequences.

Under some circumstances, the benefits you receive under the ELB rider may be excludible in whole or in part from your income for Federal tax purposes. In some cases, in order to exclude benefits under the ELB rider from income, it may be necessary to obtain a certification by a physician that the Insured has an illness or physical condition which can reasonably be expected to result in death within 24 months or less after the date of certification, or by a licensed health care practitioner that the Insured is chronically ill. The rules governing the requirements for exclusion and the extent of the exclusion are quite complex and you should consult a tax adviser before requesting benefits under the ELB rider to determine whether and to what extent they may be excludible from income.

You should consult a tax adviser before adding the ELB rider to your Contract or electing to receive benefits under the ELB rider, and to determine what, if any, portion of benefits received under the ELB rider may be excludible from income for tax purposes.

Your rider contract contains more information about the ELB. Please read it carefully.

The rider contract does not pay or reimburse expenses incurred for services or items that are reimbursable under title XVIII of the Social Security Act or would be so reimbursable but for the application of a deductible or coinsurance amount.

If you request to add the ELB to an inforce contract, you must also request to increase your Specified Amount by at least $25,000.

If you add the ELB, you cannot add the LBR or the Accelerated Death Benefit for Chronic Illness Rider (ADBRCC).

Example:

Insured John Doe has a Specified Amount of $250,000 with a Benefit Base amount of $200,000. The current Contract Value is $90,000 and the current outstanding Loan Balance is $10,000.

The Insured has submitted a claim based on the chronic condition trigger that requires assistance with 2 of 6 activities of daily living (ADL). The request is for $2,000 a month for 100-month payment period. A Lien Amount of $200,000 is placed on the Contract.

After the lien is applied as stated in the rider contract, the Benefit Base is $0, the Specified Amount is $50,000, the Contract Value is $18,000, and the Loan Balance is $2,000.

Current Contract Values	Specified Amount	$250,000
	Benefit Base	$200,000
	Contract Value	$90,000
	Loan Balance	$10,000
Accelerated Death Benefit Values	Monthly Benefit Amount	$2,000
	Claim Type	Monthly
	Payment period	100 months
	Lien Amount	$200,000
Adjusted Contract Values	Specified Amount	$50,000
	Benefit Base	$0
	Contract Value	$18,000
	Loan Balance	$2,000

Accelerated Death Benefit for Terminal Illness Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Purpose of Benefit [Text Block]	This rider will pay the accelerated death benefit payment amount if the Insured is diagnosed as having a terminal illness by a physician while this rider is in force
Optional Benefit [Flag]	false
Brief Restrictions / Limitations [Text Block]

The ADBRTI is available to be added to contracts issued on or after June 1, 2018.

•   Issue ages: No restrictions

•   Adding this rider to your Contract or electing to receive benefits under the rider may have adverse tax consequences

Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Operation of Benefit [Text Block]

Accelerated Death Benefit for Terminal Illness Rider (ADBRTI)

The ADBRTI is available to be added to contracts issued on or after June 1, 2018.

Issue ages: No restrictions

This rider will pay the accelerated death benefit payment amount if the Insured is diagnosed as having a terminal illness by a physician while this rider is in force. A terminal illness is defined as any non-correctable medical condition which, in the physician’s best medical judgment, will result in the Insured’s death within twelve months from the date of the physician’s certification. The date of the physician’s certification should be the same as the date of diagnosis with the date of diagnosis at least 14 days after the onset of the non-correctable medical condition.

The accelerated death benefit is the amount you request when you submit a claim under this rider. The maximum benefit is 80% of the Specified Amount of your Contract at the time you submit your request.

The minimum benefit amount is 10% of the Specified Amount of your Contract or $10,000.

The maximum accelerated death benefit under this rider is $300,000. The sum of all accelerated death benefit payments made by us under all accelerated death benefit riders attached to the Contract cannot exceed $300,000.

The amount we pay under this benefit is equal to the accelerated death benefit less:

•	a $250 processing fee (we may waive this fee);
•	an interest charge; and
•	any loan repayment amount.

The interest charge is equal to the accelerated death benefit amount multiplied by the accelerated death benefit interest rate divided by 1 plus the accelerated death benefit interest rate. The accelerated death benefit interest rate is calculated under the terms of the rider and will not exceed 6%.

The loan repayment amount equals the outstanding loan at the time the claim is paid times the accelerated death benefit percentage. The accelerated death benefit percentage varies with the death benefit Coverage Option you have selected under the Contract.

For Contracts with Coverage Option A, the accelerated death benefit percentage is equal to B divided by C. For Contracts with Coverage Option B, the accelerated death benefit percentage is equal to B divided by the sum of C and D. For contracts with Coverage Option C, the accelerated death benefit percentage is equal to B divided by the sum of C and E. For purposes of calculating the accelerated death benefit percentage:

“B” is the accelerated death benefit;

“C” is your Contract’s Specified Amount at the time we pay the accelerated death benefit; and

“D” is your Contract Value at the time we pay the accelerated death benefit.

“E” is the Contract’s total Premiums paid minus the total amount of partial surrenders.

You may only elect the accelerated death benefit one time.

If the Insured dies after you request the payment of a terminal illness benefit, but before you have received such payment, we will cancel your request and pay the death benefit in accordance with the terms of the Contract.

Irrevocable beneficiaries must consent in writing to the payment of accelerated death benefit. We reserve the right to require that any assignee or credit Beneficiary consent in writing to payment of the accelerated death benefit.

You may claim the accelerated death benefit by forwarding to us a completed claim form, executed by you, and a physician’s certification satisfactory to us. We will furnish a claim form for this purpose within 15 days of your request. We may request additional medical information, and may require that the Insured be examined by a physician of our choice and at our expense.

If we pay the accelerated death benefit, your Contract’s Specified Amount, Contract Value and surrender charges, if any, will be reduced by the amount of the accelerated death benefit percentage. Prior to and concurrent with payment of the accelerated death benefit, we will inform you and any irrevocable Beneficiary of the amount of the Contract’s remaining Specified Amount, Contract Value and loan amount.

Your right to receive payment under this rider is subject to the following conditions:

•	the Contract must be in force and not be in the grace period;
•	we must receive the approval of any assignee or irrevocable Beneficiary under your Contract;
•	we have the right to seek a second medical opinion as to any terminal condition the Insured may have. If we seek a second medical opinion, we will pay for it. If there is a disagreement between your physician and the physician designated by us, a third medical opinion may be obtained, at our expense, by a mutually acceptable physician. Such third medical opinion will be binding on both parties; and
•	this benefit provides for the accelerated payment of life insurance proceeds and is not intended to cause you to involuntarily gain access to proceeds ultimately payable to the named Beneficiary. Therefore, we will make the accelerated death benefit proceeds available to you on a voluntary basis only. Accordingly:
•	if you are required by law to exercise this option to satisfy the claims of creditors, whether in bankruptcy or otherwise, you are not eligible for this benefit; or
•	if you are required by a government agency to exercise this option in order to apply for, obtain, or retain a government benefit or entitlement, you are not eligible for this benefit.

This rider will be reinstated if:

•	the Contract to which this rider is attached terminates and is subsequently reinstated according to the Contract’s reinstatement provision; and
•	this rider was in force at the time the Contract terminated.

The Accelerated Death Benefit/Terminal Illness Rider will terminate on the earliest of:

•	the date the Contract terminates for any reason;
•	the date an accelerated death benefit payment amount is paid;
•	the date the total amount of accelerated death benefits under any accelerated death benefit riders attached to the Contract equals the maximum amount described in the accelerated death benefit section;
•	the date the Insured dies;
•	the date this rider is cancelled by you; or
•	the date the Contract matures.

Example:

Insured John Doe has a Specified Amount of $100,000 (Coverage Option A) with an outstanding loan amount of $4,000 for a death benefit amount of $96,000. The Insured has submitted a claim for an accelerated death benefit of $80,000. The accelerated death benefit is $74,219.90 after the deduction of a $2,330.10 interest charge, a $3,200 loan repayment amount, and a $250 processing fee (currently waived).

After the accelerated death benefit is paid, the Specified Amount is $20,000.00, the Contract Value is $1,670, the Loan Balance is $800, the remaining surrender charge is $32.40, and the remaining death benefit is $19,200.

Current Contract Values	Specified Amount	$100,000
	Outstanding Contract Loan	$4,000
	Contract Value	$8,350
	Surrender Charge	$162
	Death Benefit	$96,000
Accelerated Death Benefit Values	Accelerated Death Benefit	$80,000
	Accelerated Death Benefit Percentage	80%
	Interest Charge	$2,330.10
	Processing Fee	$250
	Loan Repayment Amount	$3,200
	Accelerated Death Benefit Payment	$74,219.90
Adjusted Contract Values	Specified Amount	$20,000
	Outstanding Contract Loan	$800
	Contract Value	$1,670
	Surrender Charge	$32.40
	Death Benefit	$19,200

You should know that adding or electing to use the ADBRTI rider could have adverse tax consequences. You should consult a tax adviser before adding or electing to receive this benefit. (See “TAX CONSIDERATIONS”)

If you request to add the ADBRTI to an inforce contract, you must also request to increase your Specified Amount by at least $25,000.

There is no monthly charge for this rider, but we may assess a $250 processing fee.

Contract issued on or after January 1, 2020 [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	10
Other Annual Expense (of Average Account Value), Maximum [Percent]	3.00%
Other Annual Expense (of Average Account Value), Current [Percent]	3.00%
Contract issued on or after January 1, 2020 [Member] | Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year [Member]
Prospectus:
Other Surrender Fees, Maximum [Dollars]	$ 21.20
Other Surrender Fees, Current [Dollars]	21.20
Insurance Cost, Maximum [Dollars]	0.07
Insurance Cost, Current [Dollars]	0.03
Contract issued on or after January 1, 2020 [Member] | Other Insured Term Insurance (OI) [Member] | Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	0.09
Contract issued on or after January 1, 2020 [Member] | Monthly Benefit Rider (MBR) [Member] | Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	1.53
Optional Benefit Expense, Current [Dollars]	$ 1.25
Contract issued before January 1, 2020 [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	15
Other Annual Expense (of Average Account Value), Maximum [Percent]	2.00%
Other Annual Expense (of Average Account Value), Current [Percent]	2.00%
Contract issued before January 1, 2020 [Member] | Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year [Member]
Prospectus:
Other Surrender Fees, Maximum [Dollars]	$ 21.20
Other Surrender Fees, Current [Dollars]	21.20
Insurance Cost, Maximum [Dollars]	0.09
Insurance Cost, Current [Dollars]	0.05
Contract issued before January 1, 2020 [Member] | Other Insured Term Insurance (OI) [Member] | Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year [Member]
Prospectus:
Optional Benefit Expense, Current [Dollars]	0.08
Contract issued before January 1, 2020 [Member] | Additional Life Insurance Rider (ALI) [Member] | Charge for a 34 year-old male Preferred Non-Tobacco and a Contract with a $240,000 Specified Amount during the first Contract Year [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	0.09
Optional Benefit Expense, Current [Dollars]	$ 0.04